[LOGO OF SMITH BARNEY MUTUAL FUNDS]



SMITH BARNEY
  WORLD FUNDS, INC.

                          Global Government Bond Portfolio, European Portfolio, Emerging Markets Portfolio, Pacific Portfolio



                                                              SEMI-ANNUAL REPORT


                                                              APRIL 30, 2000



                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Smith Barney
World Funds, Inc.
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MARKET HIGHLIGHT
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"The investment landscape has continued to change with the passage of time. Yet, we have not seen as many factors affecting the markets and investor decisions as we do today, which may explain the marked increase in volatility. Clearly, we are witnessing a unique period of remarkable global economic growth and improving prosperity. A new era of technology is revolutionizing the telecommunications and information storage and transfer industries, radically impacting our lives, both in our homes and our offices."
                                                            Heath B. McLendon
                                                                     Chairman

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The Global Government Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with investing principally in high-quality bonds of the U.S. and foreign governments.

                                    NASDAQ Symbol
                                    -------------
           Class A                      SBGLX
           Class B                      SGGBX

The European Portfolio seeks long-term capital appreciation by investing primarily in equity of issuers based in countries of Europe.

                                    NASDAQ Symbol
                                    -------------
           Class A                      SBEAX
           Class B                      SBEBX
           Class L                      SBELX

The Emerging Markets Portfolio seeks long-term capital appreciation of its assets through a portfolio invested primarily in securities of emerging country issuers. The Portfolio follows an investment strategy involving broad geographic diversification.

                                    NASDAQ Symbol
                                    -------------
           Class A                      SMMAX
           Class B                      SEMBX
           Class L                      SEMLX

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WHAT'S INSIDE
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A Message from the Chairman..................................................  1
Global Government Bond Portfolio
   Portfolio Manager Commentary..............................................  2
   Historical Performance....................................................  5
   Portfolio at a Glance.....................................................  8
European Portfolio
   Manager Commentary........................................................  9
   Historical Performance.................................................... 11
   Portfolio at a Glance..................................................... 13
Emerging Markets Portfolio
   Managers Commentary....................................................... 14
   Historical Performance.................................................... 16
   Portfolio at a Glance..................................................... 18
Pacific Portfolio
   Manager Commentary........................................................ 19
   Historical Performance.................................................... 22
   Portfolio at a Glance..................................................... 24
Schedules of Investments..................................................... 25
Statements of Assets and Liabilities......................................... 33
Statements of Operations..................................................... 35
Statements of Changes in Net Assets.......................................... 36
Notes to Financial Statements................................................ 38
Financial Highlights......................................................... 48


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The Pacific Portfolio's primary investment objective is long-term capital appreciation. In seeking to achieve its objective, the Portfolio will invest primarily in a diversified portfolio of equity securities of companies in the Pacific Rim.

                                    NASDAQ Symbol
                                    -------------
           Class A                      SBPPX
           Class B                      SBPFX
           Class L                      SBPCX

--------------------------------------------------------------------------------
A Message from the Chairman
--------------------------------------------------------------------------------

[PHOTO]

HEATH B.
MCLENDON

Chairman


Dear Shareholder:

The investment scene is always changing but never have we witnessed so many factors which have greatly impacted the world's financial markets and investors' decisions. The world's financial markets are converging and the flow of funds into a myriad of investment choices has increased rapidly year after year, largely contributing to the rapid growth of prosperity on a global scale.

While these remarkable events have positive implications for the creation and growth of personal wealth, these changes do not come without risks and challenges. For example, the seemingly limitless and in some cases justifiable enthusiasm for new technologies and the companies that are developing them has resulted in a historic rise in their share prices to often unsustainable valuations.

Financial markets worldwide are currently undergoing the difficult process of correcting the overvaluation of the share prices of many technology companies. Meanwhile, the shares of many substantial and what have been deemed to be "progressive" companies have underperformed relative to the market to the disappointment of many investors and investment professionals.

In our opinion, the ongoing surge in trading volumes has overwhelmed the traditional market-making systems. As a result, few market makers (one who maintains firm bid and offer prices of a security) are willing to commit the necessary capital to balance order flow. As a consequence, the market has been characterized by a dramatic increase in volatility. As a result, daily price swings are now the rule, rather than the exception.

In addition, the bond markets continue to remain challenging for most investors. We are experiencing a historically unique circumstance wherein the U.S. government is buying back U.S. Treasury securities in order to reduce federal debt. This active buying of outstanding U.S. Treasury bonds by the government has created a situation where Treasury yields are low compared to the income return available from other fixed income instruments. These conditions have added a new complexity to bond investing, which we believe makes professional money management more valuable today than ever before.

Expanding yields have resulted in continued strength in the U.S. dollar versus the euro. (The euro is the single currency of the European Monetary Union that was adopted by Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands, Austria, Portugal and Finland on January 1, 1999.) The euro has confounded most economists with its continued weakness. Its valuation is, in effect, making European stocks and bonds more attractive to investors.

The numerous events shaping the world's financial markets require a sound perspective by investors -- a balance between accepting the "new" rules without forgetting the valuable lessons of the past and keeping a vigilant eye towards the future. We here at SSB Citi Asset Management seek to offer our clients the benefits of our professional expertise in challenging market conditions.

In volatile and unpredictable markets, we think the values of active management will become more apparent in the days ahead. Thank you for your continued confidence in our investment approach.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

May 17, 2000

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Smith Barney World Funds, Inc.                                                 1

--------------------------------------------------------------------------------
Global Government Bond Portfolio
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Portfolio Manager

DENIS P. MANGAN

Denis P. Mangan is a Global Fixed Income Portfolio Manager and Research Specialist. He joined Salomon Smith Barney Capital Management in 1994. He was previously at J.P. Morgan as a Proprietary Fixed Income Trader and a Researcher of Fixed Income Options and Trading for three years. Prior to that, Mr. Mangan spent two years at Citibank, NA London as a Fixed Income and Currency Strategist for the Strategic Positioning Desk. He also was at Citicorp for seven years in Treasury management, doing analysis and strategic positioning. Mr. Mangan graduated with honors from Trinity College, Dublin, and holds an M.A. in Mathematics from Columbia University, and a Ph.D. in Financial Economics from Columbia University.


Performance Update
For the six months ended April 30, 2000, the Global Government Bond Portfolio's ("Portfolio") Class A shares returned 2.52%, without sales charges. The Portfolio's Class A shares returned a negative 2.12%, with sales charges, for the same period. In comparison, the Lipper, Inc. peer group of global income funds returned a negative 1.41% for the same period. (Lipper is an independent mutual fund-tracking organization.)

We are pleased to report that for the six-month, one-year, and five-year periods ended April 30, 2000, the Portfolio has been ranked in the first quartile, second, quartile and first quartile, respectively, for global income funds as determined by Lipper Inc.1

Additional information about the Portfolio's other share classes can be found on pages five through seven.


Market and Portfolio Update2
There were two investment decisions we made over the past six months which, in our view, largely affected the Portfolio's performance during the period. One was the decision to remain fully hedged to the U.S. Dollar. In our view, the euro's widely expected strength is not likely to become apparent until the European Central Bank ("ECB") increases its credibility with investors and foreign exchange dealers. (The Euro is the single currency of the European Monetary Union that was adopted by Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands, Austria, Portugal and Finland on January 1, 1999.)

We expect to remain fully hedged for the near term, until solid evidence for a change in the strength of the Euro versus the U.S. dollar becomes evident. We also intend on remaining hedged versus the Japanese yen, as we believe the strength of this currency may soon abate, despite signs of continuing economic recovery in Japan.

The second decision which largely impacted Portfolio performance was to establish `curve flattening' positions in both the U.S. and European bond market holdings within the Portfolio. A curve flattening position benefits from increases in short term interest rates relative to longer term bond yields (i.e., ten years and longer), as the U.S. Federal Reserve ("Fed") and the European Central Bank ("ECB") tighten monetary policy. In addition, our strategy is predicated on longer term yields remaining relatively stable due to our expectations for low inflation combined with lower budget deficits in Europe and the decision by the U.S. Treasury to buyback approximately $1 billion of outstanding long-term debt.

1  Lipper Inc. rankings show a fund's one and five year annualized returns (at
   NAV) as of a particular reporting period. Lipper also compares a fund's returns to the average of its peer group. The rankings are subject to change every month. Past performance is not a guarantee of future results. For the six-month, one- and five-year periods, ended April 30, 2000, there were 132, 131 and 82 funds in the Lipper global income funds category.

2 Please note that the Portfolio's holdings are subject to change and any discussion of holdings is as of April 30, 2000. Please refer to pages 25 and 26 for a complete listing and percentage breakdown of the Portfolio's holdings.

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2                                        2000 Semi-Annual Report to Shareholders

Our view at the start of this year was that the U.S. and European bond markets would recover from last year's decline and offer potentially better returns in 2000. In addition, we believe that the performance of the global bond market may improve because we expect that short-term interest rates will continue to increase and the threat of inflation will remain low.

Indeed, given the technical nature of the recent rally in U.S. Treasuries, we believe that the performance of non-U.S. Treasury bonds may provide a better indication as to the future direction of the U.S. economy. Presently, U.S. Treasuries comprise approximately 25% of the total U.S. bond market. The remainder of the U.S. bond market includes agency, mortgage-backed securities and corporate bonds.

Spreads on agency, mortgage and corporate bonds are widening past historical levels, indicating that the interest rate burden on the private economy is higher than would be suggested by U.S. Treasury levels. In particular, at the lower end of the income scale, debt repayments as a percent of disposable income are rising fast. We further anticipate that economic growth will slow towards the 3% range in the second half of 2000, with inflation also falling from close to 3% presently to 2.5% as the recent drop in oil prices winds its way through the economy. (Of course, no guarantees can be given that this in fact will occur.)

In common with the U.S., bond markets throughout Euroland (as represented by the countries of Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands, Austria, Portugal and Finland) have improved this year. One measure of relative performance is the difference between U.S. and Euroland ten-year bond yields. This difference has narrowed from 120 basis points3 in January 2000 to the low 60s by mid-April.

Nevertheless, we believe that there are two major factors which should help to moderate pressure on bond yields in Europe from a high rate of economic growth and higher short-term interest rates. In our opinion, Euroland may be at the beginning of a remarkable period of economic growth.

Our view, therefore, is that during the course of the year, Euroland bond yields may remain in the 5.0% to 5.5% range, with a bias to the lower end of the range, which should result in a widening gap between U.S. and Euroland ten-year yields. However, as the year progresses, we may see further downward pressure on that spread, reflecting the divergence between the accelerating growth of Euroland and the moderating growth of the U.S. economy.

The Japanese economy continues to demonstrate signs of recovery. However, recessionary signs have also become apparent periodically. Strong growth in the first half of last year was followed by a decline in output in the final two quarters, resulting in net real Japanese growth for 1999 of just 0.3%. By common definition, two successive quarters of negative output growth qualifies as a recession. Despite these anemic results, we believe that Japan's economy is different.

For example, according to the Japanese Ministry of Finance, corporate recurring profits outside of the financial sector are increasing at a rate of over 40% on a year on year basis. Recurring profits have consistently been an extremely good indicator of future capital investment, with an average lag of around two quarters. This suggests to us that corporate capital spending in Japan should remain strong throughout most of 2000.

The Bank of Japan ("BOJ"), has recently announced that it thinks that short-term interest rates in Japan are too low, and that an end of the 0% interest-rate policy

------------
3  A basis point is 0.01% or one one-hundredth of a percent.


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Smith Barney World Funds, Inc.                                                 3
may take place later on in the year. We think that the BOJ may increase rates to 0.25% later this year. However, we do not think that any change in monetary policy by the BOJ will cause rates to rise. Instead, we think any rate increase by the BOJ may mark a return towards a more `normal' monetary policy, following a historic period of 0% short-term interest rates.

Japanese Government Bonds ("JGB") are, in our view, likely to start discounting any rate increases, sooner rather than later, due in large part to recent announcements by the BOJ. Although no guarantees can be given, we also anticipate that ten-year JGB yields may break the 2% barrier within the next few months. But given the moderate pace of Japan's recovery in addition to low, if not negative levels of inflation, we believe that an ongoing bear market in JGBs is unlikely. In our view, a new trading range at higher yield levels for JGBs is the most likely outcome. (Of course, no guarantees can be made that this will occur.)

As far as the Japanese yen is concerned, we think that the ongoing recovery in Japan is likely to keep it from weakening much below 110 versus the U.S. dollar, while the BOJ is unlikely to countenance Yen strength much above 100.

Thank you for your investment in the Global Government Bond Portfolio.


/s/ Denis P. Mangan

Denis P. Mangan
Vice President

May 23, 2000


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4                                        2000 Semi-Annual Report to Shareholders

---------------------------------------------------------------------------------------------------------------------------
                                                 Global Government Bond Portfolio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 Historical Performance -- Class A Shares
---------------------------------------------------------------------------------------------------------------------------
                                           Net Asset Value
                                       --------------------------
                                       Beginning       End of           Income      Capital Gain         Return      Total
Period Ended                           of Period      of Period        Dividends    Distributions      of Capital  Returns(1)
===========================================================================================================================
4/30/00                                  $11.18         $10.83           $0.62           $0.00            $0.00       2.52%+
---------------------------------------------------------------------------------------------------------------------------
10/31/99                                  11.88          11.18            0.52            0.00             0.00      (1.62)
---------------------------------------------------------------------------------------------------------------------------
10/31/98                                  12.22          11.88            0.22            0.60             0.45       8.08
---------------------------------------------------------------------------------------------------------------------------
10/31/97                                  12.55          12.22            1.22            0.08             0.00       8.21
---------------------------------------------------------------------------------------------------------------------------
10/31/96                                  12.30          12.55            0.87            0.00             0.00       9.41
---------------------------------------------------------------------------------------------------------------------------
10/31/95                                  11.68          12.30            0.78            0.00             0.00      12.40
---------------------------------------------------------------------------------------------------------------------------
10/31/94++                                12.92          11.68            0.23            0.00             0.42      (4.64)+
---------------------------------------------------------------------------------------------------------------------------
12/31/93                                  11.84          12.92            0.52            0.59             0.00      19.13
---------------------------------------------------------------------------------------------------------------------------
12/31/92                                  12.90          11.84            0.97            0.19             0.00       0.93
---------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/91                    12.00          12.90            0.44            0.13             0.00      12.42+
===========================================================================================================================
   Total                                                                 $6.39           $1.59            $0.87
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
 Historical Performance -- Class B Shares
---------------------------------------------------------------------------------------------------------------------------
                                           Net Asset Value
                                       --------------------------
                                       Beginning         End            Income      Capital Gain         Return       Total
Period Ended                           of Period      of Period        Dividends    Distributions      of Capital   Returns(1)
===========================================================================================================================
4/30/00                                  $11.16         $10.81           $0.59           $0.00            $0.00       2.27%+
---------------------------------------------------------------------------------------------------------------------------
10/31/99                                  11.87          11.16            0.47            0.00             0.00      (2.11)
---------------------------------------------------------------------------------------------------------------------------
10/31/98                                  12.22          11.87            0.19            0.60             0.42       7.46
---------------------------------------------------------------------------------------------------------------------------
10/31/97                                  12.50          12.22            1.10            0.08             0.00       7.62
---------------------------------------------------------------------------------------------------------------------------
10/31/96                                  12.26          12.50            0.81            0.00             0.00       8.83
---------------------------------------------------------------------------------------------------------------------------
Inception* -- 10/31/95                    11.57          12.26            0.66            0.00             0.00      11.97+
===========================================================================================================================
   Total                                                                 $3.82           $0.68            $0.42
===========================================================================================================================

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Smith Barney World Funds, Inc.                                                 5

--------------------------------------------------------------------------------------------------------------------------------
                                               Global Government Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
 Historical Performance -- Class L Shares
--------------------------------------------------------------------------------------------------------------------------------
                                           Net Asset Value
                                       ------------------------
                                       Beginning         End            Income      Capital Gain         Return         Total
Period Ended                           of Period      of Period        Dividends    Distributions      of Capital     Returns(1)
================================================================================================================================
4/30/00                                  $11.15         $10.81           $0.59           $0.00            $0.00       2.38%+
--------------------------------------------------------------------------------------------------------------------------------
10/31/99                                  11.86          11.15            0.47            0.00             0.00      (2.11)
--------------------------------------------------------------------------------------------------------------------------------
10/31/98                                  12.19          11.86            0.19            0.60             0.42       7.67
--------------------------------------------------------------------------------------------------------------------------------
10/31/97                                  12.47          12.19            1.11            0.08             0.00       7.73
--------------------------------------------------------------------------------------------------------------------------------
10/31/96                                  12.23          12.47            0.81            0.00             0.00       8.90
--------------------------------------------------------------------------------------------------------------------------------
10/31/95                                  11.68          12.23            0.72            0.00             0.00      11.25
--------------------------------------------------------------------------------------------------------------------------------
10/31/94++                                12.93          11.68            0.21            0.00             0.39      (5.09)+
--------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/93                    11.83          12.93            0.47            0.59             0.00      18.89+
================================================================================================================================
   Total                                                                 $4.57           $1.27            $0.81
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
 Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------------------------------------------------------

                                           Net Asset Value
                                       ------------------------
                                       Beginning         End            Income      Capital Gain         Return         Total
Period Ended                           of Period      of Period        Dividends    Distributions      of Capital     Returns(1)
================================================================================================================================
4/30/00                                  $11.03         $10.70           $0.62           $0.00            $0.00          2.77%+
--------------------------------------------------------------------------------------------------------------------------------
10/31/99                                  11.70          11.03            0.53            0.00             0.00         (1.28)
--------------------------------------------------------------------------------------------------------------------------------
10/31/98                                  12.03          11.70            0.23            0.60             0.46          8.50
--------------------------------------------------------------------------------------------------------------------------------
10/31/97                                  12.39          12.03            1.28            0.08             0.00          8.61
--------------------------------------------------------------------------------------------------------------------------------
10/31/96                                  12.14          12.39            0.90            0.00             0.00          9.82
--------------------------------------------------------------------------------------------------------------------------------
10/31/95                                  11.68          12.14            0.81            0.00             0.00         11.27
--------------------------------------------------------------------------------------------------------------------------------
10/31/94++                                12.93          11.68            0.23            0.00             0.43         (4.62)+
--------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/93                    11.97          12.93            0.37            0.59             0.00         16.49+
================================================================================================================================
   Total                                                                 $4.97           $1.27            $0.89
================================================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------------------------------------------------
                                               Global Government Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------------------------------------------------
                                                                             Without Sales Charge(1)
                                                       -------------------------------------------------------------------
                                                         Class A           Class B           Class L            Class Y
==========================================================================================================================
Six Months Ended 4/30/00+                                  2.52%             2.27%             2.38%             2.77%
--------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30/00                                        (0.98)            (1.43)            (1.33)            (0.56)
--------------------------------------------------------------------------------------------------------------------------
Five Years Ended 4/30/00                                   6.45              5.88              5.98              6.84
--------------------------------------------------------------------------------------------------------------------------
Inception* through 4/30/00                                 7.38              6.52              6.53              6.96
--------------------------------------------------------------------------------------------------------------------------
                                                                              With Sales Charge(2)
                                                       -----------------------------------------------------------------
                                                         Class A           Class B           Class L            Class Y
--------------------------------------------------------------------------------------------------------------------------
Six Months Ended 4/30/00+                                 (2.12)%           (2.08)%            0.42%             2.77%
--------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30/00                                        (5.45)            (5.54)            (3.23)            (0.56)
--------------------------------------------------------------------------------------------------------------------------
Five Years Ended 4/30/00                                   5.49              5.73              5.77              6.84
--------------------------------------------------------------------------------------------------------------------------
Inception* through 4/30/00                                 6.82              6.52              6.38              6.96
==========================================================================================================================

--------------------------------------------------------------------------------------------------------------------------
 Cumulative Total Return
--------------------------------------------------------------------------------------------------------------------------
                                                                                     Without Sales Charge(1)
==========================================================================================================================
Class A (Inception* through 4/30/00)                                                          86.90%
--------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 4/30/00)                                                          41.09
--------------------------------------------------------------------------------------------------------------------------
Class L (Inception* through 4/30/00)                                                          58.91
--------------------------------------------------------------------------------------------------------------------------
Class Y (Inception* through 4/30/00)                                                          62.32
==========================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

++ For the period from January 1, 1994 to October 31, 1994, which reflects a change in the fiscal year-end of the Portfolio.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B, L and Y shares are July 22, 1991, November 18, 1994, January 4, 1993 and February 19, 1993, respectively.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 7

--------------------------------------------------------------------------------
Global Government Bond Portfolio at a Glance (unaudited)
--------------------------------------------------------------------------------
Growth of $10,000 Invested in Class A Shares of the
Global Government Bond Portfolio vs. J.P. Morgan Global Bond Market Index
--------------------------------------------------------------------------------
                            July 1991 -- April 2000

                                      JP Morgan Global      JP Morgan Global
                Global Government    Bond Market Index     Bond Market Index
                      Fund                 Hedged               Unhedged

Jul 1991              9,600                10,000                10,000
Oct 1991             10,422                10,459                10,685
Oct 1992             10,963                11,370                12,028
Oct 1993             12,612                12,749                13,351
Oct 1994             12,368                12,609                13,740
Oct 1995             13,902                15,048                15,319
Oct 1996             15,210                16,566                16,254
Oct 1997             16,459                18,319                16,822
Oct 1998             17,789                20,645                19,006
Oct 1999             17,502                20,871                18,444
Apr 2000             17,942                21,574                17,686


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on July 22, 1991, assuming deduction of the maximum initial sales charge of 4.00% at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The J.P. Morgan Global Bond Market Index is a daily, market-capitalization weighted, international fixed-income index consisting of 13 countries. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. An investor may not invest directly in an index.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.



Top Ten Holdings*                             As of April 30, 2000
------------------------------------------------------------------
  1. Bundesrepublik Deutschland                             24.7%
------------------------------------------------------------------
  2. Japan Government                                       15.5
------------------------------------------------------------------
  3. KFW International Finance                              12.8
------------------------------------------------------------------
  4. Inter-American Development Bank                        11.0
------------------------------------------------------------------
  5. Buoni Poliennali Del Tes                                8.1
------------------------------------------------------------------
  6. Kingdom of Spain                                        7.6
------------------------------------------------------------------
  7. Republic of Cyprus                                      7.2
------------------------------------------------------------------
  8. Canadian Government                                     4.3
------------------------------------------------------------------
  9. AB Spintab                                              4.0
------------------------------------------------------------------
 10. Barclays Bank PLC                                       3.8
------------------------------------------------------------------

* As a percentage of total bonds, excluding U.S. government obligations and repurchase agreement.


Investment Allocation**                      As of April 30, 2000
-----------------------------------------------------------------

                                [GRAPH]


51.0% Europe
21.9% U.S. Treasury Obligations
14.5% Repurchase Agreement
9.8%  Japan
2.8%  The America

** As a percentage of total investments.


--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
European Portfolio
--------------------------------------------------------------------------------

[PHOTO]

REIN W.
VAN DER DOES

Vice President

Portfolio Manager
Rein W. van der Does began his career with Drexel Burnham Lambert in 1968 as a domestic research analyst. In 1975, he joined Drexel's International Research Department and was appointed Director of International Research and Head of Portfolio Strategy in 1985. He moved with the International Equity team to Salomon Smith Barney in 1990. He is a member of the New York State Association for International Investment and a member of the New York Society of Security Analysts. Mr. van der Does was awarded a doctorate in Economics from the Dutch Economic University in Rotterdam.

Performance Update
The European Portfolio's ("Portfolio") Class A shares returned 21.91%, without sales charges, for the six months ended April 30, 2000. The Portfolio's Class A shares returned 15.80%, with sales charges, for the same period. In comparison, the Portfolio's benchmark, the Morgan Stanley Capital International European Market Index ("MSCI Index")1, returned 8.31% for the same period. For performance information on the Portfolio's other classes of shares, please refer to pages 11 and 12.

Investment Strategy
During the period, we continued to overweight the service sector (i.e., outsourcing of information technology as well as catering), telecommunications stocks and growth stocks. We were underweighted in basic materials and financials (preferably insurance over banking). Geographically, we were overweighted in Continental Europe and remain underweighted in the United Kingdom ("UK"). In our opinion, Britain's decision to stay out of the EMU may hurt its economic growth prospects and the relatively strong pound versus the Euro could further penalize corporate profits.

Market Review
In early February 2000, the European Central Bank ("ECB") raised, as expected, the discount rate2 by 0.25%. Although the ECB seems to be well ahead of the interest rate curve as inflation in Europe remains very subdued, another rise is anticipated in the next few months.

Despite a heavy stock issuance calendar in October and November, the European markets got a boost from better than anticipated corporate earnings as well as the tremendously higher merger and acquisition ("M&A") activity. Actually, total M&A activity during the last six months of 1999 was, for the first time in ten years, larger in Europe than in the U.S.

Last year, the Portfolio advanced roughly 33% vs. about 14% for the Morgan Stanley European Index (in U.S. dollars). Information Technology services, telecommunications and Internet stocks were the Portfolio's top performing sectors, while steel, real estate, tobacco, water, brewers and restaurants were the worst performing sectors. Large capitalization stocks continue to be favored over small cap stocks in most countries, except in the UK and Euro New Markets. (The Euro New Markets include Germany, France, Italy, Holland and Belgium.)

Some of the small capitalization Internet stocks listed on the five Euro New Markets (i.e., 350 companies listed with total market cap of $125 billion) performed well during the period. Leadership came from telecommunications, technology and growth stocks, while most cyclicals remained behind the averages. (Growth investing consists of investing in companies with historically strong and relatively predictable earnings growth rates.)

1 The Morgan Stanley Capital International European Market Index is an unmanaged index of common stocks of companies located in Europe.

2 The discount rate is the interest rate that the ECB charges member banks for loans, using government securities as collateral.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 9

In our view, the introduction of the euro on January 1, 1999 eliminated many country-specific risk factors and promoted a shift from a country- to a sector-based investment approach, which resulted in the development of new European stock indices. (The euro is the single currency of the European Monetary Union that was adopted by Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands, Austria, Portugal and Finland on January 1, 1999.) As a result, many European pension funds have, or are in the process of, rebalancing their European portfolios. We think that development trend may well accelerate investor preferences for large capitalization stocks.

Market Outlook
Stock price valuations in Europe are much more inexpensive than in the U.S. For example, at the end of March 2000, Europe was selling at 13.4 times 2000 price-to-cash flow,3 while the U.S. was at 18.3 times price-to-cash flow. Moreover, Europe's average dividend yield was around 1.9% versus only 1.1% for the U.S.

Looking at incoming orders and business confidence in Germany, lower unemployment and consumer confidence in France and a lower than expected government budget deficit in Italy, the European economy in the second half of 1999 was stronger than anticipated. At this stage, the consensus for economic growth in Europe is around 3.3% in 2000 as well as 2001 (from 2.1% and 2.7% in 1999 and 1998, respectively), while inflation is expected to rise slightly to 1.8% (3% in the UK) in 2000. This positive economic environment -- combined with the heavy corporate restructuring -- should result in healthy earnings in the next two years. While Salomon Smith Barney's research estimates that the earnings of the Standard & Poor's 500 Index4 may rise 14% and 9% in 2000 and 2001 respectively, the consensus for Europe (ex-UK) as of this writing is for a 18% rise for 2000 and a 16% increase in 2001.

And while no guarantees can be made, we continue to believe that investing in European stocks may be rewarding over the next few years due to:

 . The creation of the European Monetary Union on January 1, 1999 which has resulted in more deregulation, privatization, restructuring and merger/acquisitions
 .  The creation of one currency, the euro which has resulted in increased price transparency translating into lower inflation
 . The creation of a stock culture in Europe through inexpensively-priced privatization offerings, stock options and corporations buying back their own shares
 .  The discovery by many European companies of the need to enhance shareholder value
 . Fundamental economic changes such as the introduction of tax reforms in Germany, the more favorable climate politically for hostile takeovers (e.g. Vodafone-Mannesmann) and the recognition of demographic challenges looming with respect to future pension payments

Within this changing and dynamic environment in Europe, stock selection will grow in importance. There should be many winners as well as losers as the change in Europe accelerates.

Due to the region's relative undervaluation, and its underperformance versus the U.S. stock market during the last few years, we continue to be very positive about investing in European stocks over the long term.

Thank you for your investment in the European Portfolio. We look forward to bringing you European stock opportunities in the new century.


/s/ Rein W. van der Does

Rein W. van der Does
Vice President

May 23, 2000


------------
3 This is the current share price divided by cash flow per share for the past twelve months. Cash flow is a measure of a company's financial health. It equals cash receipts minus cash payments over a given period of time.

4 The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks.

--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

------------------------------------------------------------------------------------------------------------------------------------
                                                        EUROPEAN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 Historical Performance -- Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                           Net Asset Value
                                                      ----------------------------
                                                      Beginning           End          Income         Capital Gain       Total
Period Ended                                          of Period        of Period      Dividends       Distributions     Returns(1)
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
4/30/00                                                $22.58          $26.36          $0.00            $1.13           21.91%+
------------------------------------------------------------------------------------------------------------------------------------
10/31/99                                                19.44           22.58           0.00             0.33           18.02
------------------------------------------------------------------------------------------------------------------------------------
10/31/98                                                18.23           19.44           0.00             0.39            9.10
------------------------------------------------------------------------------------------------------------------------------------
10/31/97                                                17.25           18.23           0.00             1.16           12.88
------------------------------------------------------------------------------------------------------------------------------------
10/31/96                                                14.67           17.25           0.09             0.04           18.65
------------------------------------------------------------------------------------------------------------------------------------
10/31/95                                                12.88           14.67           0.00             0.00           13.90
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 10/31/94                                   12.50           12.88           0.00             0.00            3.04+
====================================================================================================================================
  Total                                                                                 $0.09            $3.05
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Historical Performance -- Class B Shares
------------------------------------------------------------------------------------------------------------------------------------

                                                           Net Asset Value
                                                      --------------------------
                                                      Beginning           End          Income         Capital Gain       Total
Period Ended                                          of Period        of Period      Dividends       Distributions     Returns(1)
====================================================================================================================================
4/30/00                                                $21.83          $25.34          $0.00            $1.13           21.41%+
------------------------------------------------------------------------------------------------------------------------------------
10/31/99                                                18.95           21.83           0.00             0.33           17.10
------------------------------------------------------------------------------------------------------------------------------------
10/31/98                                                17.92           18.95           0.00             0.39            8.24
------------------------------------------------------------------------------------------------------------------------------------
10/31/97                                                17.09           17.92           0.00             1.16           12.08
------------------------------------------------------------------------------------------------------------------------------------
10/31/96                                                14.56           17.09           0.00             0.04           17.72
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 10/31/95                                   12.62           14.56           0.00             0.00           15.37+
====================================================================================================================================
  Total                                                                                $0.00            $3.05
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Historical Performance -- Class L Shares
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Net Asset Value
                                                      ----------------------------
                                                      Beginning           End          Income         Capital Gain       Total
Period Ended                                          of Period        of Period      Dividends       Distributions     Returns(1)
-----------------------------------------------------------------------------------------------------------------------------------
4/30/00                                                 $21.79          $25.30          $0.00            $1.13           21.45%+
-----------------------------------------------------------------------------------------------------------------------------------
10/31/99                                                 18.91           21.79           0.00             0.33           17.14
-----------------------------------------------------------------------------------------------------------------------------------
10/31/98                                                 17.86           18.91           0.00             0.39            8.38
-----------------------------------------------------------------------------------------------------------------------------------
10/31/97                                                 17.04           17.86           0.00             1.16           12.06
-----------------------------------------------------------------------------------------------------------------------------------
10/31/96                                                 14.51           17.04           0.00             0.04           17.78
-----------------------------------------------------------------------------------------------------------------------------------
10/31/95                                                 12.83           14.51           0.00             0.00           13.09
-----------------------------------------------------------------------------------------------------------------------------------
Inception*-- 10/31/94                                    12.48           12.83           0.00             0.00            2.80+
====================================================================================================================================
  Total                                                                                 $0.00            $3.05
====================================================================================================================================


It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                11

--------------------------------------------------------------------------------
                              EUROPEAN PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------
                                               Without Sales Charges(1)
                                         ---------------------------------------
                                          Class A      Class B       Class L
================================================================================
Six Months Ended 4/30/00+                  21.91%       21.41%        21.45%
--------------------------------------------------------------------------------
Year Ended 4/30/00                         31.39        30.30         30.36
--------------------------------------------------------------------------------
Five Years Ended 4/30/00                   18.00        17.09         17.15
--------------------------------------------------------------------------------
Inception* through 4/30/00                 15.60        16.80         14.87
================================================================================
                                                 With Sales Charges(2)
                                         ---------------------------------------
                                          Class A      Class B       Class L
================================================================================
Six Months Ended 4/30/00+                  15.80%       16.41%        19.23%
--------------------------------------------------------------------------------
Year Ended 4/30/00                         24.84        25.30         28.03
--------------------------------------------------------------------------------
Five Years Ended 4/30/00                   16.80        16.99         16.91
--------------------------------------------------------------------------------
Inception* through 4/30/00                 14.65        16.80         14.68
================================================================================

--------------------------------------------------------------------------------
 Cumulative Total Return
--------------------------------------------------------------------------------
                                               Without Sales Charges(1)
--------------------------------------------------------------------------------
Class A (Inception* through 4/30/00)                   146.75%
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/00)                   134.25
--------------------------------------------------------------------------------
Class L (Inception* through 4/30/00)                   136.59
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B and L shares are February 7, 1994, November 7, 1994 and February 14, 1994, respectively.

--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
European Portfolio at a Glance (unaudited)
--------------------------------------------------------------------------------
Growth of $10,000 Invested in Class A Shares of the
European Portfolio vs. MSCI European Market Index
--------------------------------------------------------------------------------

                           February 1994 -- April 2000

                                    [GRAPH]

                                                  MSCI European
                European  Portfolio                Market Index

Feb 7 1994              9,549                         10,000
Oct 1994                9,840                         10,064
Oct 1995               11,207                         11,393
Oct 1996               13,298                         13,383
Oct 1997               15,010                         16,861
Oct 1998               16,377                         20,812
Oct 1999               19,328                         23,417
Apr 2000               23,563                         25,363


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on February 7, 1994, assuming deduction of the maximum 4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The Morgan Stanley Capital International ("MSCI") European Market Index is a composite portfolio consisting of equity total returns for Europe. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. An investor cannot invest directly in an index.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Top Ten Holdings*                            As of April 30, 2000
-------------------------------------------------------------------
  1.  Nokia Oyj                                              9.7%
-------------------------------------------------------------------
  2.  Vodafone AirTouch PLC                                  5.2
-------------------------------------------------------------------
  3.  CMG PLC                                                5.0
-------------------------------------------------------------------
  4.  Schering AG                                            4.1
-------------------------------------------------------------------
  5.  Schlumberger Ltd.                                      4.0
-------------------------------------------------------------------
  6.  Tomra Systems ASA                                      4.0
-------------------------------------------------------------------
  7.  Telefonica SA                                          3.6
-------------------------------------------------------------------
  8.  BP Amoco PLC ADR                                       3.4
-------------------------------------------------------------------
  9.  Fugro NV                                               3.4
-------------------------------------------------------------------
 10.  Alcatel                                                3.3
-------------------------------------------------------------------

* As a percentage of total investments.



Investment Allocation as of April 30, 2000*
-------------------------------------------------------------------


                                    [GRAPH]

22.9% United Kingdom
22.0% France
11.2% Germany
10.8% Netherlands
10.7% Finland
6.4%  Spain
6.3%  Switzerland
5.1%  Norway
4.6%  Other



--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                13

--------------------------------------------------------------------------------
Emerging Markets Portfolio
--------------------------------------------------------------------------------
Jeffrey J. Russell is a Managing Director of Salomon Smith Barney. Prior to joining the firm in 1990, he worked for Drexel Burnham Lambert. Mr. Russell holds an undergraduate degree from Massachusetts Institute of Technology and an M.B.A. from the University of Pennsylvania's Wharton School of Finance.

[PHOTO]

Jeffrey J.
Russell CFA

Vice President

James B. Conheady has more than 35 years experience managing international and global equity portfolios. He has been with the International Equity team since its formation in 1968 at Drexel Burnham Lambert and moved to Salomon Smith Barney in 1990. Mr. Conheady holds a B.S.S. degree from Georgetown University.

[PHOTO]

James B.
Conheady

Vice President

Performance Update
For the six months ended April 30, 2000, the Emerging Markets Portfolio's ("Portfolio") Class A shares returned 19.05%, without sales charges. The Portfolio's Class A shares returned 13.04%, with sales charges, for the same period. In comparison, the Portfolio's benchmark, the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI Emerging Free Index"),1 returned 13.87% for the same period. For information on the Portfolio's other share classes, please see pages 16 and 17.

Market Review
Emerging market stocks performed well compared to developed markets during the period after a relatively dismal preceding five years. In our view, the anxieties of 1998 have been alleviated by the prompt policy responses by many central financial institutions. Additionally, ample financial liquidity helped to fuel recovery in many troubled economies and the concurrent financial market rallies.

The developing Asian stock markets turned in exceptional performance so far in 2000, led by renewed confidence in several of the smaller-sized markets. After years of unremitting bad news from Asia, economic growth resumed in many of the Asian economies (such as Korea, Singapore, Taiwan and Thailand.) Currencies stabilized -- allowing interest rates to decline in many economies and causing a reallocation back to the stock markets by many global investors. In addition, trade accounts have rebalanced in favor of Asia and the external debt position of many Asian countries has improved.

Investment Strategy and Portfolio Update2
Our primary investment objective in selecting stocks in the Portfolio is their capital appreciation potential. We employ an extensive stock selection process using rigorous fundamental analysis and exhaustive research. We first assess the relative attractiveness of different emerging markets. After a thorough country assessment is made, specific investment themes are identified. We believe that by diversifying the Portfolio's investments across many emerging markets, we can potentially reduce volatility compared to an investment in any one single region.

1 The Morgan Stanley Capital International Emerging Markets Free Index consists of emerging market companies with an average size of $800 million. The index measures the performance of emerging markets in South America, South Africa, Asia and Eastern Europe.

2 Please note that the Portfolio's holdings are subject to change and any discussion of holdings is as of April 30, 2000. Please refer to pages 29 and 30 for a complete listing and percentage breakdown of the Portfolio's holdings.

--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

The composition of the Portfolio shifted over the last six months. Our regional position at the end of the reporting period was 29.1% in Europe, Middle East and Africa, 44.7% in Asia-Pacific and 26.2% in Latin America.

Emerging Europe has enjoyed solid returns in the past year as Russia and Turkey led the performance pace following the debt debacle of last year. We have relatively modest investments in the Europe, Middle East and Africa regions except for our major commitments in South Africa, which has benefited from a recovery in commodity prices.

Market Outlook
For many years, large capitalization U.S. growth stocks have led global financial markets. In recent months, however, international markets have assumed leadership and provided strong absolute and relative returns. And while no guarantees can be given, we think that the opportunities over the next several years bode well for the future performance of emerging market stocks. Global economic recovery and low relative valuations are positive for emerging market stocks given the historic high correlation between global growth and emerging market equity returns.

Japan, a major trading partner with emerging Asia, has embarked upon a major restructuring program after many years of ineffective policies. Japan's financial system is being rationalized, interest rates are at very low levels and many multinational companies have announced significant plans to lower expenses, improve labor productivity and hopefully boost returns on invested capital. The resurgence in Japan should bolster the recovery throughout the rest of Asia.

Our outlook going forward is one of guarded optimism. Global economic growth is expected by many investment professionals to accelerate for the rest of 2000, and the prices of commodities, which are key exports for many emerging economies, have in fact risen significantly during the period.

Thank you for your confidence in our investment approach. We look forward to helping you take advantage of the growing number of opportunities available in today's global economy.



/s/ Jeffrey J. Russell,                /s/ James B. Conheady

JEFFREY J. RUSSELL,                    JAMES B. CONHEADY
Vice President                         Vice President

May 23, 2000




--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                15

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Historical Performance -- Class A Shares
--------------------------------------------------------------------------------
                                 Net Asset Value
                             --------------------------
                             Beginning       End         Income      Total
Period Ended                 of Period    of Period     Dividends   Returns(1)
================================================================================
4/30/00                       $ 9.03        $10.75        $0.00      19.05%+
10/31/99                        7.03          9.03         0.00      28.45
10/31/98                       12.45          7.03         0.00     (43.53)
10/31/97                       12.08         12.45         0.00       3.06
10/31/96                       11.06         12.08         0.00       9.22
Inception*-- 10/31/95          12.00         11.06         0.00      (7.83)+
================================================================================
  Total                                                   $0.00
-------------------------------------------------------------------------------
 Historical Performance -- Class B Shares
-------------------------------------------------------------------------------
                              Net Asset Value
                          -------------------------
                          Beginning         End         Income          Total
Period Ended              of Period      of Period     Dividends      Returns(1)
================================================================================
4/30/00                       $ 8.72        $10.34        $0.00         18.58%+
10/31/99                        6.85          8.72         0.00         27.30
10/31/98                       12.21          6.85         0.00        (43.90)
10/31/97                       11.95         12.21         0.00          2.18
10/31/96                       11.02         11.95         0.00          8.44
Inception*-- 10/31/95          12.00         11.02         0.00         (8.17)+
================================================================================
  Total                                                   $0.00
================================================================================

 Historical Performance -- Class L Shares
--------------------------------------------------------------------------------
                               Net Asset Value
                           -----------------------
                           Beginning         End        Income        Total
Period Ended               of Period      of Period    Dividends     Returns(1)
================================================================================
4/30/00                       $ 8.71        $10.34        $0.00         18.71%+
--------------------------------------------------------------------------------
10/31/99                        6.84          8.71         0.00         27.34
--------------------------------------------------------------------------------
10/31/98                       12.22          6.84         0.00        (44.03)
--------------------------------------------------------------------------------
10/31/97                       11.95         12.22         0.00          2.26
--------------------------------------------------------------------------------
10/31/96                       11.02         11.95         0.00          8.44
--------------------------------------------------------------------------------
Inception*-- 10/31/95          12.00         11.02         0.00         (8.17)+
================================================================================
  Total                                                   $0.00
================================================================================


--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                          EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------
                               Net Asset Value
                           -------------------------
                           Beginning         End          Income        Total
Period Ended               of Period      of Period     Dividends    Returns(1)
================================================================================
4/30/00                       $ 9.12        $10.89        $0.00          19.41%+
--------------------------------------------------------------------------------
10/31/99                        7.07          9.12         0.00          29.00
--------------------------------------------------------------------------------
Inception* -- 10/31/98         12.16          7.07         0.00         (41.86)+
================================================================================
  Total                                                   $0.00
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------
                                             Without Sales Charges(1)
                               -------------------------------------------------
                               Class A       Class B      Class L       Class Y
================================================================================
Six Months Ended 4/30/00+      19.05%        18.58%       18.71%         19.41%
--------------------------------------------------------------------------------
Year Ended 4/30/00             25.00         23.98        24.13          25.61
--------------------------------------------------------------------------------
Inception* through 4/30/00     (2.19)        (2.95)       (2.95)         (5.02)
================================================================================

                                             With Sales Charges(2)
                               -------------------------------------------------
                               Class A       Class B      Class L       Class Y
================================================================================
Six Months Ended 4/30/00+      13.04%        13.58%       16.50%         19.41%
--------------------------------------------------------------------------------
Year Ended 4/30/00             18.78         18.98        21.95          25.61
--------------------------------------------------------------------------------
Inception* through 4/30/00     (3.19)        (3.14)       (3.14)         (5.02)
================================================================================
--------------------------------------------------------------------------------
 Cumulative Total Return
--------------------------------------------------------------------------------
                                                 Without Sales Charges(1)
================================================================================
Class A (Inception* through 4/30/00)                    (10.42)%
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/00)                    (13.83)
--------------------------------------------------------------------------------
Class L (Inception* through 4/30/00)                    (13.83)
--------------------------------------------------------------------------------
Class Y (Inception* through 4/30/00)                    (10.44)
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one period from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* The inception date for Class A, B and L shares is May 12, 1995 and the inception date for Class Y shares is March 10, 1998.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                17

--------------------------------------------------------------------------------
Emerging Markets Portfolio at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A, B and L Shares of the
Emerging Markets Portfolio vs. MSCI Emerging Markets Free Index +
--------------------------------------------------------------------------------
                             May 1995 -- April 2000

                                    [GRAPH]

          Emerging Markets  Emerging Markets  Emerging Markets   MSCI Emerging
            Portfolio --      Portfolio--       Portfolio--       Markets Free
          Class A Shares    Class B Shares    Class L Shares  World Market Index

May 12, 1995    9,501           10,000            10,000           10,000
Oct 1995        8,757            8,724             9,092            9,453
Oct 1996        9,565            9,560             9,958            9,861
Oct 1997       10,375            9,875            10,183            8,844
Oct 1998        5,566            5,594             5,644            5,936
Oct 1999        7,150            7,194             7,187            7,611
Apr 30, 2000    8,511            8,531             8,531            8,215

+ Hypothetical illustration of $10,000 invested in Class A, B and L shares at inception on May 12, 1995, assuming deduction of the maximum 5.00% and 1.00% sales charges at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares (which decreases by 1.00% each year) and the deduction of the 1.00% CDSC for Class L shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index consists of emerging market companies with an average size of $800 million, the index measures performance of emerging markets in South America, South Africa, Asia and Eastern Europe. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor cannot invest directly in an index.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


Top Ten Holdings*                                           As of April 30, 2000
--------------------------------------------------------------------------------
  1.  Telefonos de Mexico S.A. ADR, Series L                              6.2%
--------------------------------------------------------------------------------
  2.  Malayan Banking Berhad                                              4.9
--------------------------------------------------------------------------------
  6.  Yapi Ve Kredi Bankasi A.S.                                          4.9
--------------------------------------------------------------------------------
  3.  SK Telecom Co. Ltd. ADR                                             4.8
--------------------------------------------------------------------------------
  4.  Hon Hai Precision Industry Co. Ltd.                                 4.0
--------------------------------------------------------------------------------
  5.  Grupo Televisa S.A. GDR                                             3.7
--------------------------------------------------------------------------------
  7.  Taiwan Semiconductor Manufacturing Co. Ltd.                         3.4
--------------------------------------------------------------------------------
  8.  Trigem Computer Inc.                                                3.3
--------------------------------------------------------------------------------
  9.  Comverse Technology Inc.                                            3.3
--------------------------------------------------------------------------------
 10.  Winbond Electronics Corp.                                           3.2
--------------------------------------------------------------------------------

* As a percentage of total investments.

Investment Allocation as of April 30, 2000*

                                    [GRAPH]

                         Africa                   7.9%
                         Europe                  11.2%
                         Latin America           26.2%
                         Middle East             10.0%
                         Asia/Pacific            44.7%



--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Pacific Portfolio
--------------------------------------------------------------------------------

                                                                 [PHOTO]

                                                                 DAVID ISHIBASHI

                                                                 Vice President

Portfolio Manager
David Ishibashi joined the Smith Barney International Equity team as a Vice President and Portfolio Manager in 1993. Mr. Ishibashi came to Salomon Smith Barney from S.G. Warburg, where he was responsible for Japanese equities and headed the Japan desk. Previously, he was at Baring Securities, Inc., where he was responsible for Japan and Southeast Asia, opening and operating Baring's first West Coast office. He also spent four years at Nomura Securities International brokering Japanese securities and established the Nomura Finance Collection at the Crocker School of Business and Business Library. Prior to that, he served as a financial analyst at Rockwell International. Mr. Ishibashi has a B.A. from California State College at Los Angeles and attended the post-graduate studies program in Tokyo at the Inter-Cultural Japanese Language Institute.

Performance Update
For the six months ended April 30, 2000, the Smith Barney World Funds, Inc. -- Pacific Portfolio's ("Portfolio") Class A shares returned a negative 4.64%, without sales charges. The Portfolio's Class A shares returned a negative 9.40%, with sales charges, for the same period. In comparison, the Morgan Stanley Capital International All-Country Asia Pacific Index ("MSCI Asia Pacific")1 returned 4.73% for the same period. We attribute the Portfolio's disappointing underperformance relative to the benchmark during the period due to its technology holdings and overall market volatility. For information on the Portfolio's other share classes, please see pages 22 and 23.

Market Review
In our view, Asia has been adversely affected by higher volatility in global stock markets and renewed concerns about rising U.S. interest rates. We believe that weaker U.S. stock prices may negatively impact Asia's economy, but should not be impactful enough to derail its recovery. In our opinion, the close of 1999 going into 2000 represented a period of strong relative performance for the Pacific region, which we believe is a result of the restructuring, low inflation and deregulation that continues in the region, all factors fostering its economic recovery. However, the past few months were marked by a severe fallout from the surge in technology stocks.

Overall, sentiment is improving in the Pacific Rim, particularly in Japan. The recovery in the Japanese corporate sector is gradually spreading to worker income. If these income gains can effectively translate into an increase in consumer spending, we think the ensuing rising consumer sentiment would reinforce the case for above-average Gross Domestic Product ("GDP") growth. However, longer-term issues, such as a flawed pension system and the lack of meaningful fiscal reform, continue to weigh on consumer spending. Also, stubborn expectations of falling prices have left the Pacific region vulnerable to setbacks. Therefore, we think a supportive monetary policy is still necessary to sustain the improvements in consumer sentiment and secure growth prospects.

The Economic Planning Agency's Consumer Sentiment Index ("CSI")2 has gradually risen to its long-term averages. On this basis, Japanese consumers are about as optimistic about the near-term future as they have been in the past two decades.


-----------
1 The Morgan Stanley Capital International All Country Asia Pacific Index is an unmanaged index of common stocks of companies located in Australia, New Zealand and the countries in the Far East.

2 The CSI assembles consumer expectations of jobs, income, durable goods purchasing plans and prices over the next six months.



--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                19

In addition, many Tokyo Stock Exchange listed companies continue to trade at low price-to-book multiples,3 and there are 434 stocks now that carry dividend yields greater than the 10-year Japanese government bond.

Investment Strategy 4
We employ a "bottom-up" investment strategy, emphasizing individual security selection, while optimally allocating the Portfolio's assets among companies in the Asia Pacific region. Our stock selection process involves exhaustive analysis of companies' fundamentals, in which we look for certain criteria such as above average earnings growth, high relative return on invested capital, experienced and effective management and competitive advantages (i.e., high market share or special licenses and patents). We also actively monitor and evaluate economic and political conditions in the region that may affect the companies in which we invest.

As always, our philosophy is based on the premise that earnings growth and earnings momentum will drive stock performance. We are finding what we deem to be viable investment opportunities in growth stocks, selling at reasonable valuations and with a focus on recovering companies. We believe opportunities can be identified among those companies whose core businesses are in basic industry, as these companies are most likely to exhibit positive growth due to the Pacific region's massive restructuring and deregulation.

In our view, excellent valuations can be found particularly in the Japanese real estate and construction markets. One recent addition to the portfolio is Nippon Sheet Glass Co., which we believe may perform well over the long-term. (Of course, no guarantees can be given that our expectations will be met.)

Since the recent pullback in select technology issues that began to accelerate toward the end of the reporting period, we have been altering the Portfolio to reflect the recovery that we see occurring in the basic industry sector and earnings-oriented companies. While we have also increased our exposure to technology during the period, our focus is not on high-flying Internet and telecom stocks, but rather, on `pure' technology investments such as semiconductors, digital equipment and electronic components.

Moreover, we have overweighted our positions in Taiwan and South Korea, as warranted by the greater growth prospects that we think have become more apparent in these countries. We are currently underweight versus our benchmark in Japan and Hong Kong.

Our strategy going forward is to maintain our basic philosophy of investing in growth-oriented companies that can capitalize on Asia's recovering economy. We will focus on those companies that do business, trade, network or outsource within the Pacific region, as opposed to those who are more dependent on exporting to the U.S. and Europe, where excessive market volatility persists.

Market Outlook
We are optimistic that the Pacific region will continue its recovery from the 1997 Asian currency crisis. And while no guarantees can be given, based on the region's restructuring efforts, we see ample evidence that the underpinnings of economic growth can be maintained over the long-term.

Looking forward, financial market deregulation and the information technology revolution in Japan are creating a small class of entrepreneurs with high incomes and high net worths.



-------------
3 A price-to-book multiple refers to the price paid to a stock in relation to its book value. Book value is the difference between a company's assets and liabilities.

4 Please note that the Portfolio's holdings are subject to change and any discussion of holdings is as of April 30, 2000. Please refer to pages 31 and 32 for a complete listing and percentage breakdown of the Portfolio's holdings.



--------------------------------------------------------------------------------
20                                       2000 Semi-Annual Report to Shareholders

In addition, China's entry into the World Trade Organization ("WTO") should create opportunities for positive economic change by way of tariff-reduction, market widening and trade-expansion.

Thank you for investing in the Pacific Portfolio. We look forward to continuing to help you pursue your investment goals.



/s/ David Ishibashi

David Ishibashi
Vice President

May 22, 2000




--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                21

--------------------------------------------------------------------------------
                               PACIFIC PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                          Net Asset Value
                      ------------------------
                      Beginning         End          Income         Total
Period Ended          of Period      of Period      Dividends     Returns(1)
================================================================================
4/30/00                   $11.80          $11.13         $0.15          (4.64)%+
--------------------------------------------------------------------------------
10/31/99                    6.73           11.80          0.00          75.33
--------------------------------------------------------------------------------
10/31/98                    8.46            6.73          0.00         (20.45)
--------------------------------------------------------------------------------
10/31/97                   10.18            8.46          0.00         (16.90)
--------------------------------------------------------------------------------
10/31/96                   10.07           10.18          0.00           1.09
--------------------------------------------------------------------------------
10/31/95                   12.92           10.07          0.00         (22.06)
--------------------------------------------------------------------------------
Inception*-- 10/31/94      12.50           12.92          0.00           3.36+
================================================================================
  Total                                                  $0.15
================================================================================

--------------------------------------------------------------------------------
 Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                     ------------------------
                     Beginning         End             Income         Total
Period Ended         of Period      of Period         Dividends     Returns(1)
================================================================================
4/30/00                   $11.31          $10.72         $0.03          (5.01)%+
--------------------------------------------------------------------------------
10/31/99                    6.51           11.31          0.00          73.73
--------------------------------------------------------------------------------
10/31/98                    8.25            6.51          0.00         (21.09)
--------------------------------------------------------------------------------
10/31/97                   10.01            8.25          0.00         (17.58)
--------------------------------------------------------------------------------
10/31/96                    9.99           10.01          0.00           0.20
--------------------------------------------------------------------------------
Inception*-- 10/31/95      12.64            9.99          0.00         (20.97)+
================================================================================
  Total                                                  $0.03
================================================================================
--------------------------------------------------------------------------------
 Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                          Net Asset Value
                      ------------------------
                      Beginning         End             Income         Total
Period Ended          of Period      of Period         Dividends     Returns(1)
================================================================================
4/30/00                   $11.27          $10.65         $0.06          (5.04)%+
-----------------------------------------------------------------------
10/31/99                    6.48           11.27          0.00          73.92
--------------------------------------------------------------------------------
10/31/98                    8.21            6.48          0.00         (21.07)
--------------------------------------------------------------------------------
10/31/97                    9.98            8.21          0.00         (17.74)
--------------------------------------------------------------------------------
10/31/96                    9.95            9.98          0.00           0.30
--------------------------------------------------------------------------------
10/31/95                   12.86            9.95          0.00         (22.63)
--------------------------------------------------------------------------------
Inception*--10/31/94       12.50           12.86          0.00           2.88+
================================================================================
  Total                                                  $0.06
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
                               PACIFIC PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------

                                              Without Sales Charges(1)
                                     -------------------------------------------
                                      Class A          Class B         Class L
--------------------------------------------------------------------------------
Six Months Ended 4/30/00+              (4.64)%          (5.01)%         (5.04)%
--------------------------------------------------------------------------------
Year Ended 4/30/00                    33.48             32.31           32.29
--------------------------------------------------------------------------------
Five Years Ended 4/30/00               1.15              0.33            0.31
--------------------------------------------------------------------------------
Inception* through 4/30/00            (1.67)            (2.92)          (2.47)
================================================================================

                                                 With Sales Charges(2)
                                     -------------------------------------------
                                      Class A          Class B         Class L
================================================================================
Six Months Ended 4/30/00+             (9.40)%           (9.74)%         (6.89)%
--------------------------------------------------------------------------------
Year Ended 4/30/00                    26.86             27.31           29.99
--------------------------------------------------------------------------------
Five Years Ended 4/30/00               0.11              0.13            0.10
--------------------------------------------------------------------------------
Inception* through 4/30/00            (2.48)            (2.92)          (2.63)
================================================================================
--------------------------------------------------------------------------------
 Cumulative Total Return
--------------------------------------------------------------------------------

                                               Without Sales Charges(1)
================================================================================
Class A (Inception* through 4/30/00)                    (9.98)%
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/00)                   (15.00)
--------------------------------------------------------------------------------
Class L (Inception* through 4/30/00)                   (14.38)
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + Total return is not annualized, as it may not be representative of the total return for the year.
 * Inception dates for Class A, B and L shares are February 7, 1994, November 7, 1994 and February 11, 1994, respectively.





--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                23

--------------------------------------------------------------------------------
Pacific Portfolio at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the
Pacific Portfolio vs. MSCI All Country Asia Pacific Index
--------------------------------------------------------------------------------
                           February 1994 -- April 2000

                                    [GRAPH]

                            Pacific Portfolio               MSCI All Country
                                                           Asia Pacific Index
Feb 7, 1994                        9,549                        10,000
Oct 1994                           9,870                        10,716
Oct 1995                           7,693                         9,438
Oct 1996                           7,777                         9,650
Oct 1997                           6,463                         7,703
Oct 1998                           5,141                         6,634
Oct 1999                           9,015                        10,231
Apr 30, 2000                       8,596                        10,715


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on February 7, 1994, assuming deduction of the maximum 4.50% sales charge at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. The Morgan Stanley Capital International ("MSCI") All Country Asia Pacific Index is a composite portfolio consisting of equity total returns for the countries of Australia, New Zealand and countries in the Far East. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. An investor cannot invest directly in an index. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.


   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


Top Ten Holdings*                                           As of April 30, 2000
--------------------------------------------------------------------------------
  1.  Murata Manufacturing Co., Ltd.                                      6.7%
--------------------------------------------------------------------------------
  2.  Trend Micro, Inc.                                                   5.2
--------------------------------------------------------------------------------
  3.  Sony Corp.                                                          4.8
--------------------------------------------------------------------------------
  4.  Drake Beam Morin - Japan Inc.                                       4.4
--------------------------------------------------------------------------------
  5.  Seven-Eleven Co., Ltd.                                              4.3
--------------------------------------------------------------------------------
  6.  Nichii Gakkan Co.                                                   3.6
--------------------------------------------------------------------------------
  7.  Nomura Securities Co. Ltd.                                          3.5
--------------------------------------------------------------------------------
  8.  NTT Corp.                                                           3.2
--------------------------------------------------------------------------------
  9.  NTT Docomo Inc.                                                     2.9
--------------------------------------------------------------------------------
 10.  Marubeni Corp.                                                      2.8
--------------------------------------------------------------------------------

* As a percentage of total investments.


Investment Allocation as of April 30, 2000*
--------------------------------------------------------------------------------
2000 Semi-Annual Report to Shareholders

                                    [GRAPH]

                         Hong Kong               7.2%
                         Japan                  68.9%
                         Australia               1.4%
                         Taiwan                 11.2%
                         South Korea             3.2%
                         Singapore               5.9%
                         Other                   2.2%

--------------------------------------------------------------------------------
Schedules of Investments (unaudited)                             April 30, 2000
--------------------------------------------------------------------------------
                        GLOBAL GOVERNMENT BOND PORTFOLIO

      FACE
     AMOUNT+                              SECURITY                        VALUE
================================================================================
U.S. TREASURY OBLIGATIONS -- 21.9%
                 U.S. Treasury Notes:
    6,000,000      6.000% due 8/15/04                               $ 5,879,700
   12,000,000      6.000% due 8/15/09                                11,740,080
    7,000,000      6.250% due 5/15/30                                 7,281,960
--------------------------------------------------------------------------------
                 TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost -- $25,115,514)                               24,901,740
================================================================================
BONDS -- 63.6%
Canada -- 2.8%
    4,700,000    Canadian Government, 6.000% due 6/1/08(a)            3,127,306
--------------------------------------------------------------------------------
Denmark -- 0.6%
    5,000,000    Kingdom of Denmark, 7.000% due 11/15/07                662,470
--------------------------------------------------------------------------------
Germany -- 15.7%
   19,500,000    Bundesrepublik Deutschland, 5.375% due 1/4/10       17,864,590
--------------------------------------------------------------------------------
Greece -- 4.6%
    6,000,000    Republic of Cyprus, 5.375% due 7/28/08               5,233,795
--------------------------------------------------------------------------------
Italy -- 5.2%
    6,900,000    Buoni Poliennali Del Tes, 3.250% due 4/15/04         5,874,240
--------------------------------------------------------------------------------
Japan -- 9.8%
1,200,000,000    Japan Government, 1.800% due 3/22/10                11,168,910
--------------------------------------------------------------------------------
Spain -- 4.8%
    6,000,000USD Kingdom of Spain, 5.875% due 7/28/08(a)              5,455,500
--------------------------------------------------------------------------------
Sweden -- 2.5%
   26,000,000    AB Spintab, 5.500% due 9/17/03                       2,872,691
--------------------------------------------------------------------------------
United Kingdom -- 17.6%
    3,000,000    Barclays Bank PLC, 7.500% due 4/29/49                2,733,362
    5,000,000    Inter-American Development Bank, 7.125% due 11/26/04 7,967,953
    5,000,000    KFW International Finance, 9.438% due 2/27/08        9,241,699
--------------------------------------------------------------------------------
                                                                     19,943,014
--------------------------------------------------------------------------------
                 TOTAL BONDS                                         72,202,516
                 (Cost -- $79,958,461)
================================================================================
                 SUB-TOTAL INVESTMENTS
                 (Cost -- $105,073,975)                              97,104,256
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                25

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                        GLOBAL GOVERNMENT BOND PORTFOLIO

     FACE
    AMOUNT                             SECURITY                           VALUE
================================================================================
REPURCHASE AGREEMENT-- 14.5%
$ 16,525,000   CIBC Wood Gundy Securities Inc., 5.600% due 5/1/00;
               Proceeds at maturity -- $16,532,712; (Fully collateralized by U.S. Treasury Notes, 4.625% due 11/30/00;
               Market value -- $16,704,000) (Cost -- $16,525,000)   $ 16,525,000
================================================================================
               TOTAL INVESTMENTS-- 100%
               (Cost -- $121,598,975*)                              $113,629,256
================================================================================

 +  Represents local currency, unless otherwise indicated.

(a) All or a portion of this security is on loan (See note 9).

 *  Aggregate cost for Federal income tax purposes is substantially the same.

Currency Abbreviation:
----------------------
USD -- U.S. Dollar

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
26                                       2000 Semi-Annual Report in Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                               EUROPEAN PORTFOLIO


  SHARES                                  SECURITY                      VALUE
================================================================================
STOCK -- 100.0%
Austria -- 0.7%
   12,000   VA Technologie AG                                        $  716,065
--------------------------------------------------------------------------------
Finland -- 10.7%
   26,000   Fortum Corp.(a)                                             971,449
  180,000   Nokia Oyj(a)                                             10,192,532
--------------------------------------------------------------------------------
                                                                     11,163,981
--------------------------------------------------------------------------------
France -- 22.0%
   15,000   Alcatel(a)                                                3,485,734
   20,000   Atos S.A.(b)                                              2,167,078
   20,000   Axa                                                       2,972,670
   25,000   Banque Nationale de Paris                                 2,025,371
   15,000   Cap Gemini S.A.                                           2,952,621
   10,000   Groupe Danone(a)                                          2,191,683
    8,655   Pinault-Printemps-Redoute S.A.(a)                         1,750,198
   55,000   Schlumberger Ltd.                                         4,210,938
   20,000   Sidel S.A.(a)                                             1,253,953
--------------------------------------------------------------------------------
                                                                     23,010,246
--------------------------------------------------------------------------------
Germany -- 11.2%
    8,000   Allianz AG                                                3,010,945
   21,104   DaimlerChrysler AG(a)                                     1,238,550
    4,000   SAP AG(a)                                                 2,320,177
   30,000   Schering AG(a)                                            4,251,228
   25,000   T-Online International AG(b)                                922,694
--------------------------------------------------------------------------------
                                                                     11,743,594
--------------------------------------------------------------------------------
Ireland -- 2.3%
   50,000   SmartForce PLC ADR(b)                                     2,387,500
--------------------------------------------------------------------------------
Netherlands -- 10.8%
   75,034   Fugro NV(a)                                               3,521,503
   43,116   Hunter Douglas NV                                           986,223
   81,592   IHC Caland NV                                             3,308,799
   41,235   ING Groep NV                                              2,255,406
   60,526   Koninklijke Ahrend NV                                       661,890
   50,640   Vedior NV                                                   537,629
--------------------------------------------------------------------------------
                                                                     11,271,450
--------------------------------------------------------------------------------
Norway -- 5.1%
   57,142   Orkla ASA                                                   884,561
  200,000   Tomra Systems ASA(a)                                      4,135,464
    6,776   Transocean Sedco Forex Inc.                                 318,472
--------------------------------------------------------------------------------
                                                                      5,338,497
--------------------------------------------------------------------------------
Spain -- 6.4%
  100,000   Amper S.A.                                                  835,665
  122,500   Azkoyen S.A.                                              1,082,856
   39,000   Indra Sistemas S.A.(b)                                      918,019
  170,640   Telefonica S.A.                                           3,806,756
--------------------------------------------------------------------------------
                                                                      6,643,296
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                27

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                               EUROPEAN PORTFOLIO

  SHARES                                  SECURITY                      VALUE
================================================================================
Sweden -- 1.6%
  150,000   Mandator AB                                             $ 1,675,416
--------------------------------------------------------------------------------
Switzerland -- 6.4%
    8,000   Geberit International AG(b)                               2,599,244
   51,000   Mettler-Toledo International Inc.(b)                      1,759,500
    1,664   Novartis AG                                               2,329,890
--------------------------------------------------------------------------------
                                                                      6,688,634
--------------------------------------------------------------------------------
United Kingdom -- 22.8%
  300,000   Allied Zurich PLC                                         2,999,718
   70,000   BP Amoco PLC ADR                                          3,570,000
   80,000   CMG PLC(b)                                                5,228,930
  240,000   Compass Group PLC                                         3,451,319
  200,000   SEMA Group PLC                                            3,248,521
1,179,292   Vodafone AirTouch PLC                                     5,416,114
--------------------------------------------------------------------------------
                                                                     23,914,602
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $68,916,254*)                                 $104,553,281
================================================================================

(a) All or a portion of this security is on loan (See Note 9).
(b) Non-income producing security.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
28                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                          EMERGING MARKETS PORTFOLIO


  SHARES                                  SECURITY                      VALUE
================================================================================
STOCK -- 100.0%
Brazil -- 12.9%
   25,600   Comphania Cervejaria Brahma ADR(a)                       $  396,800
   19,700   Petroleo Brasileiro S.A. ADR                                466,720
   18,096   Tele Norte Leste Participacoes S.A. ADR                     322,351
    2,565   Telecomunicacoes Brasileiras S.A. ADR, Preferred(a)         303,150
    6,650   Telecomunicacoes de Sao Paulo S.A.                          164,171
   14,440   Uniao de Bancos Brasileiros S.A. GDR                        360,097
--------------------------------------------------------------------------------
                                                                      2,013,289
--------------------------------------------------------------------------------
Greece -- 2.6%
    8,200   Hellenic Telecommunications Organization S.A.               184,466
    5,180   National Bank of Greece S.A.                                220,990
--------------------------------------------------------------------------------
                                                                        405,456
--------------------------------------------------------------------------------
Hong Kong -- 1.8%
    1,900   China Telecom Ltd. ADR(b)                                   278,706
--------------------------------------------------------------------------------
Hungary -- 1.6%
    7,125   Magyar Tavkozlesi Rt. ADR                                   248,039
--------------------------------------------------------------------------------
India -- 3.2%
   11,400   ICICI Ltd.(b)                                               273,600
   11,200   Pentamedia Graphics Ltd. GDR(b)                             229,600
--------------------------------------------------------------------------------
                                                                        503,200
--------------------------------------------------------------------------------
Indonesia -- 1.0%
  364,000   PT Telekomunikasi Indonesia                                 158,461
--------------------------------------------------------------------------------
Israel -- 10.0%
    6,150   Amdocs Ltd.(b)                                              416,278
    5,700   Comverse Technology Inc.(b)                                 508,369
    4,650   Gilat Satellite Networks Ltd.(a)(b)                         399,319
    5,300   Teva Pharmaceutical Industries Ltd. ADR(b)                  233,200
--------------------------------------------------------------------------------
                                                                      1,557,166
--------------------------------------------------------------------------------
Malaysia -- 7.6%
  204,000   Berjaya Sports Toto Berhad                                  426,789
  184,000   Malayan Banking Berhad                                      765,053
--------------------------------------------------------------------------------
                                                                      1,191,842
--------------------------------------------------------------------------------
Mexico -- 13.3%
   28,500   Grupo Carso SA de C.V., Series A-1(b)                        96,882
    9,000   Grupo Televisa S.A. GDR(b)                                  570,938
   16,500   Telefonos de Mexico S.A. ADR, Series L                      970,406
  186,000   Wal-Mart de Mexico S.A. de CV, Series V Shares(b)           430,743
--------------------------------------------------------------------------------
                                                                      2,068,969
--------------------------------------------------------------------------------
Philippines -- 0.6%
  744,000   SM Prime Holdings Inc.                                       97,314
--------------------------------------------------------------------------------
Poland -- 2.1%
   48,800   Budimex S.A.(b)                                             320,895
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                29

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                 April 30, 2000
--------------------------------------------------------------------------------
                           EMERGING MARKETS PORTFOLIO


  SHARES                                  SECURITY                      VALUE
================================================================================
Singapore -- 1.2%
    9,500   Singapore Press Holdings Ltd.                           $   185,827
--------------------------------------------------------------------------------
South Africa -- 7.9%
    4,750   Anglo American Platinum Corp. Ltd.                          114,905
   16,500   Bidvest Group Ltd.                                          121,690
   39,600   Dimension Data Holdings Ltd.(b)                             259,931
   14,820   Fedsure Holdings Ltd.                                        82,194
    7,600   Investec Group Ltd.                                         281,153
   60,000   Iscor Ltd.                                                  132,753
    6,860   Nedcor Ltd.                                                 130,127
   19,000   Sasol Ltd.                                                  111,542
--------------------------------------------------------------------------------
                                                                      1,234,295
--------------------------------------------------------------------------------
South Korea -- 14.4%
    7,520   Housing & Commercial Bank of Korea                          128,750
    5,450   Korea Electric Power Corp.                                  159,609
    3,500   Korea Telecom Corp.                                         239,063
    3,500   Korea Telecom Corp. ADR                                     120,750
    8,200   Pohang Iron & Steel Co. Ltd. ADR                            172,200
   13,200   Samsung Corp.                                               149,872
   23,500   SK Telecom Co. Ltd. ADR                                     753,469
    8,990   Trigem Computer Inc.                                        519,269
--------------------------------------------------------------------------------
                                                                      2,242,982
--------------------------------------------------------------------------------
Taiwan -- 13.8%
   56,800   Cathay Life Insurance Co. Ltd.                              137,268
  126,350   China Motor Co. Ltd.                                        133,280
   64,200   Hon Hai Precision Industry Co. Ltd.(b)                      618,507
   64,260   President Chain Store Corp.                                 228,747
   82,410   Taiwan Semiconductor Manufacturing Co. Ltd.(b)              530,193
  164,000   Winbond Electronics Corp.(b)                                506,132
--------------------------------------------------------------------------------
                                                                      2,154,127
--------------------------------------------------------------------------------
Thailand -- 1.1%
  161,000   Thai Farmers Bank Public Co. Ltd.(b)                        169,095
--------------------------------------------------------------------------------
Turkey -- 4.9%
2,992,875   Yapi Ve Kredi Bankasi A.S.                                  764,376
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS-- 100%
            (Cost-- $10,426,126*)                                   $15,594,039
--------------------------------------------------------------------------------

(a) All or a portion of this security is on loan (See Note 9).
(b) Non-income producing security.
 *  Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
30                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                               PACIFIC PORTFOLIO

  SHARES                                  SECURITY                        VALUE
================================================================================
STOCK -- 100.0%
Australia -- 1.4%
   28,600   Computershare Ltd.(a)                                    $  116,599
   12,656   Telstra Corp. Ltd.                                           46,999
--------------------------------------------------------------------------------
                                                                        163,598
--------------------------------------------------------------------------------
Hong Kong -- 7.2%
   20,000   China Telecom Ltd.                                          144,430
   60,000   Computer & Technologies Holdings Ltd.(a)                     68,941
   16,949   HSBC Holdings PLC                                           189,308
   15,000   Hutchison Whampoa                                           218,571
   90,000   I100 Ltd.                                                    21,144
  126,000   Softbank Investment International Ltd.(a)                    52,572
  100,000   Sunevision Holdings(a)                                      130,308
--------------------------------------------------------------------------------
                                                                        825,274
--------------------------------------------------------------------------------
India -- 0.1%
    1,800   SSI Ltd. GDR(a)(b)                                           16,425
--------------------------------------------------------------------------------

Japan -- 68.9%
    7,000   Canon Inc.                                                  319,962
    2,100   Drake Beam Morin Japan Inc.                                 512,977
    6,000   Fujitsu Ltd.                                                169,882
    1,000   Hirose Electric Co. Ltd.                                    120,842
    4,000   Hosiden Corp.                                               186,537
    1,700   Internet Initiative Inc. ADR                                102,000
    3,000   Ito Yokado Co. Ltd.                                         219,014
    1,000   Jafco Co. Ltd.                                              175,803
  113,000   Marubeni Corp.(c)                                           327,263
    6,000   Matsushita Electric Industrial Co.                          158,778
    4,000   Murata Manufacturing Co. Ltd.                               777,238
    4,500   Nichii Gakkan Co.(c)                                        412,213
   22,000   Nippon Sheet Glass Co.                                      195,419
   16,000   Nomura Securities Co. Ltd.                                  402,683
       30   NTT Corp.                                                   371,963
       24   NTT Data Corp.                                              319,777
       10   NTT Docomo Inc.                                             334,027
      200   Oracle Corp.(c)                                             170,252
    4,914   Pasona Softbank Inc.                                        227,342
    8,000   Sailor Pen Co. Ltd.                                         139,902
    4,000   Seven-Eleven Co., Ltd.                                      492,250
    5,000   Sharp Corp.                                                  96,460
    4,800   Sony Corp.                                                  551,172
    4,000   Takeda Chemical Ind.                                        263,150
    5,000   Terumo Corp.                                                151,283
   10,000   Tostem Corp.                                                147,212
    4,000   Trend Micro Inc.                                            599,583
--------------------------------------------------------------------------------
                                                                      7,944,984
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                31

--------------------------------------------------------------------------------
Schedules of Investments (unaudited) (continued)                  April 30, 2000
--------------------------------------------------------------------------------
                               PACIFIC PORTFOLIO

  SHARES                                  SECURITY                        VALUE
================================================================================
Malaysia -- 1.9%
   12,000   Telekom Malaysia Berhad                                   $  41,684
   55,000   Tenaga Nasional Berhad                                      182,368
--------------------------------------------------------------------------------
                                                                        224,052
--------------------------------------------------------------------------------
Singapore -- 5.9%
   39,173   Datacraft Asia Ltd.                                         293,797
   17,200   NatSteel Electronics Ltd.(c)                                 98,717
   37,000   Star Cruises PLC(c)                                         284,900
--------------------------------------------------------------------------------
                                                                        677,414
--------------------------------------------------------------------------------
South Korea -- 3.2%
    2,500   Korea Electric Power Corp.                                   73,214
    1,600   Korea Telecom Corp.                                         109,285
    6,500   Samsung Corp.                                                73,800
    4,511   Kookmin Bank                                                 48,778
    3,150   Pohang Iron & Steel ADR                                      66,150
--------------------------------------------------------------------------------
                                                                        371,227
--------------------------------------------------------------------------------
Taiwan -- 11.2%
   27,600   Cathay Life Insurance                                        66,700
   25,480   Hon Hai Precision Industry(a)                               245,504
   15,600   Ritek Corp. GDR(a)(b)                                       297,535
   11,000   Synnex Technology International Corp.                       297,000
   25,830   Taiwan Semiconductor Manufacturing Co., Ltd.(a)             166,179
    2,500   Winbond Electronics Corp.                                    79,125
   40,000   Zyxel Communication Corp.                                   134,550
--------------------------------------------------------------------------------
                                                                      1,286,593
--------------------------------------------------------------------------------
Thailand -- 0.2%
   57,100   National Finance Public Co. Ltd.(a)                          13,343
   54,900   National Finance Public Co. Ltd. ADR(a)                      13,117
--------------------------------------------------------------------------------
                                                                         26,460
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS-- 100%
            (Cost -- $8,255,263*)                                   $11,536,027
================================================================================

(a) Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) All or a portion of this security is on loan (See note 9).
*   Aggregate cost for Federal income tax purposes is substantially the same.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
32                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)     April 30, 2000
--------------------------------------------------------------------------------

                                                           Global
                                                         Government                               Emerging
                                                            Bond               European            Markets             Pacific
                                                          Portfolio            Portfolio          Portfolio           Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments -- Cost                                  $105,073,975         $ 68,916,254       $ 10,426,126       $ 8,255,263
     Repurchase agreements -- Cost                          16,525,000                   --                 --                --
     Foreign currency -- Cost                                       --                  590            504,065            25,145
--------------------------------------------------------------------------------------------------------------------------------
     Investments -- Value                                 $ 97,104,256         $104,553,281       $ 15,594,039       $11,536,027
     Repurchase agreements -- Value                         16,525,000                   --                 --                --
     Foreign currency -- Value                                      --                  566            503,735            24,541
     Cash                                                    4,166,268            8,444,351             46,792                --
     Collateral for securities on loan (Note 9)              8,284,000           11,976,078            999,030         1,079,015
     Dividends and interest receivable                       2,529,378              172,605             32,205            13,295
     Receivable for open forward foreign
        currency contracts (Note 4)                          1,421,562                   --                194                --
     Receivable for Fund shares sold                           147,251               29,110              3,483             9,107
     Receivable from Manager                                        --                   --                 --            34,215
     Receivable for securities sold                                 --              385,545                 --                --
--------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                          130,177,715          125,561,536         17,179,478        12,696,200
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities on loan (Note 9)                 8,284,000           11,976,078            999,030         1,079,015
     Payable for securities purchased                        2,710,561              517,874                 --                --
     Dividends payable                                         285,216                   --                 --                --
     Management fees payable                                    98,671               69,269             12,585                --
     Payable for open forward foreign
        currency contracts (Note 4)                             24,848                   --                 --                --
     Distribution fees payable                                  12,229               89,603             15,679            13,119
     Payable for Fund shares purchased                           9,573                   --             16,859                10
     Payable to bank, foreign currency                             298                   --                 --                --
     Payable to bank                                                --                   --                 --           240,431
     Accrued expenses                                           79,902               80,195             35,461            48,511
--------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                      11,505,298           12,733,019          1,079,614         1,381,086
--------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                          $118,672,417         $112,828,517       $ 16,099,864       $11,315,114
================================================================================================================================
NET ASSETS:
     Par value of capital shares                          $     11,013         $      4,373       $      1,528       $     1,046
     Capital paid in excess of par value                   124,235,847           68,217,556         21,762,144        10,830,508
     Accumulated net investment loss                                --             (236,286)          (115,553)               --
     Undistributed (overdistributed)
        net investment income                                2,088,411                   --                 --          (309,837)
     Accumulated net realized gain (loss) from
        security transactions and foreign securities        (5,675,836)           9,347,280        (10,715,575)       (2,486,650)
     Net unrealized appreciation (depreciation)
        of investments and foreign currencies               (1,987,018)          35,495,594          5,167,320         3,280,047
--------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                          $118,672,417         $112,828,517       $ 16,099,864       $11,315,114
================================================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                33

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (unaudited)(continued)       April 30, 2000
--------------------------------------------------------------------------------

                                                       Global
                                                     Government                             Emerging
                                                        Bond              European           Markets            Pacific
                                                      Portfolio           Portfolio         Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
     Class A                                        5,674,048            1,996,108            524,198           323,134
     ------------------------------------------------------------------------------------------------------------------
     Class B                                          678,955            1,699,452            614,189           395,034
     ------------------------------------------------------------------------------------------------------------------
     Class L                                          157,884              677,761            225,079           327,350
     ------------------------------------------------------------------------------------------------------------------
     Class Y                                        4,501,860                   --            164,043                --
     ------------------------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                    $10.83               $26.36             $10.75            $11.13
     ------------------------------------------------------------------------------------------------------------------
     Class B*                                          $10.81               $25.34             $10.34            $10.72
     ------------------------------------------------------------------------------------------------------------------
     Class L**                                         $10.81               $25.30             $10.34            $10.65
     ------------------------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                    $10.70                   --             $10.89                --
     ------------------------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.71% of
       net asset value per share)                      $11.34                   --                 --                --
     ------------------------------------------------------------------------------------------------------------------
     Class A (net asset value plus 5.26% of
       net asset value per share)                          --               $27.75             $11.32            $11.72
     ------------------------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of
       net asset value per share)                      $10.92               $25.56             $10.44            $10.76
=======================================================================================================================

  * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC for Global Government Bond Portfolio or by a 5.00% CDSC for European, Emerging Markets and Pacific Portfolios if shares are redeemed within one year from initial purchase (See Note 2).
 ** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemded within the first year of purchase.




                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
34                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Operations (unaudited)     For the Six Months Ended April 30, 2000
--------------------------------------------------------------------------------

                                                                Global
                                                              Government                         Emerging
                                                                 Bond           European          Markets           Pacific
                                                               Portfolio        Portfolio        Portfolio         Portfolio
============================================================================================================================
INVESTMENT INCOME:
     Interest                                                 $ 3,911,343         $  38,911       $  21,288         $ 34,931
     Dividends                                                         --           402,802          95,093           23,144
     Less: Foreign withholding tax                                     --           (39,850)        (12,225)          (2,391)
----------------------------------------------------------------------------------------------------------------------------
     Total Investment Income                                    3,911,343           401,863         104,156           55,684
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                     457,132           433,305          90,803           60,602
     Distribution fees (Note 2)                                   116,771           347,552          56,734           52,550
     Shareholder and system servicing fees                         40,550            77,022          20,095           14,515
     Custody                                                       17,192            21,383          12,349           11,265
     Audit and legal                                               16,018            18,709          16,409           15,489
     Shareholder communications                                    15,850            20,935           7,458            6,465
     Registration fees                                              9,972            32,217          32,402           24,863
     Directors' fees                                                2,799             1,989           1,258            1,488
     Pricing service fees                                           1,700             1,989           1,740            3,059
     Other                                                            887             1,492           2,678              913
----------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                               678,871           956,593         241,926          191,209
     Less: Management fee waiver (Note 2)                              --                --              --          (51,956)
----------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                 678,871           956,593         241,926          139,253
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    3,232,472          (554,730)       (137,770)         (83,569)
----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCIES (NOTES 3 AND 4):
     Realized Gain (Loss) From:
        Security transactions                                  (3,347,065)        9,651,473         370,400          917,576
        Foreign currency transactions                           2,650,737            15,399          16,742            1,911
----------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss)                                    (696,328)        9,666,872         387,142          919,487
----------------------------------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation (Depreciation)
     of Investments and Foreign Currencies:
        Beginning of period                                    (2,525,074)       24,992,588       2,708,960        4,545,856
        End of period                                          (1,987,018)       35,495,594       5,167,320        3,280,047
----------------------------------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation (Depreciation)         538,056        10,503,006       2,458,360       (1,265,809)
----------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments and Foreign Currencies            (158,272)       20,169,878       2,845,502         (346,322)
----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations             $ 3,074,200       $19,615,148      $2,707,732      $  (429,891)
============================================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                35

---------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets (unaudited)                                          For the Six Months Ended April 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
                                                                   Global
                                                                 Government                           Emerging
                                                                    Bond             European          Markets           Pacific
                                                                  Portfolio          Portfolio        Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss)                               $ 3,232,472        $  (554,730)      $  (137,770)     $   (83,569)
     Net realized gain (loss)                                      (696,328)         9,666,872           387,142          919,487
     Change in net unrealized appreciation (depreciation)           538,056         10,503,006         2,458,360       (1,265,809)
---------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in
        Net Assets From Operations                                3,074,200         19,615,148         2,707,732         (429,891)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                       (6,935,582)                --                --          (93,592)
     Net realized gains                                                  --         (4,140,556)               --               --
---------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
        Distributions to Shareholders                            (6,935,582)        (4,140,556)               --          (93,592)
---------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
     Net proceeds from sale of shares                             3,952,216        226,784,962        13,802,774       32,970,004
     Net asset value of shares issued
        for reinvestment of dividends                             2,828,483          3,926,750                --           90,575
     Cost of shares reacquired                                  (11,703,553)      (214,475,385)      (14,146,533)     (34,135,733)
---------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
        Fund Share Transactions                                  (4,922,854)        16,236,327          (343,759)      (1,075,154)
---------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                (8,784,236)        31,710,919         2,363,973       (1,598,637)

NET ASSETS:
     Beginning of period                                        127,456,653         81,117,598        13,735,891       12,913,751
---------------------------------------------------------------------------------------------------------------------------------
     End of period*                                            $118,672,417      $ 112,828,517      $ 16,099,864     $ 11,315,114
=================================================================================================================================
* Includes accumulated net investment income (loss) of:                  --          $(236,286)        $(115,553)              --
---------------------------------------------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed)
     net investment income of:                                   $2,088,411                 --                --        $(309,837)
=================================================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
36                                       2000 Semi-Annual Report to Shareholders

------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)                                           For the Year Ended October 31, 1999
------------------------------------------------------------------------------------------------------------------------------

                                                           Global
                                                         Government                              Emerging
                                                            Bond             European             Markets             Pacific
                                                          Portfolio          Portfolio           Portfolio           Portfolio
===============================================================================================================================
OPERATIONS:
     Net investment income (loss)                          $ 6,068,866         $ (415,689)      $   (234,568)         $ (84,047)
     Net realized gain (loss)                                1,789,311          4,192,014         (4,648,121)           585,644
     Increase (decrease) in
        net unrealized appreciation                         (9,884,141)        10,944,921          8,457,364          4,080,418
-------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in
        Net Assets From Operations                          (2,025,964)        14,721,246          3,574,675          4,582,015
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                  (6,073,273)                --                 --                 --
     Net realized gains                                             --         (1,344,312)                --                 --
-------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
        Distributions to Shareholders                       (6,073,273)        (1,344,312)                --                 --
-------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
     Net proceeds from sale of shares                       18,556,991        339,884,177         17,353,837         50,017,389
     Net asset value of shares issued
        for reinvestment of dividends                        2,636,510          1,277,397                 --                 --
     Cost of shares reacquired                             (28,490,266)      (351,836,377)       (21,161,899)       (46,615,096)
-------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
        Fund Share Transactions                             (7,296,765)       (10,674,803)        (3,808,062)         3,402,293
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                          (15,396,002)         2,702,131           (233,387)         7,984,308

NET ASSETS:
     Beginning of year                                     142,852,655         78,415,467         13,969,278          4,929,443
-------------------------------------------------------------------------------------------------------------------------------
     End of year*                                         $127,456,653      $  81,117,598       $ 13,735,891       $ 12,913,751
===============================================================================================================================
* Includes accumulated net
     investment income (loss) of:                           $3,140,784                 --                 --          $(134,587)
===============================================================================================================================




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                37

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Global Government Bond, European, Emerging Markets and Pacific Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney World Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Fund consists of these Portfolios and the International Equity Portfolio. The financial statements and financial highlights for the International Equity Portfolio are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales price was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) direct expenses are charged to each Portfolio and class; management fees and general Portfolio expenses are allocated on the basis of relative net assets by class; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; (j) the accounting records of each Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 1999, reclassifications were made to the capital accounts of the Portfolios to reflect permanent book/tax differences and income and gains available for distributions under tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $308,308 and $369,237 was reclassified to paid-in capital for the Emerging Markets and European Portfolios, respectively. Net investment income (loss), net realized gains and net assets were not affected by these adjustments; (l) each Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve each Portfolio from substantially all Federal income and excise taxes; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

--------------------------------------------------------------------------------
38                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

In addition, the Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Portfolios. The Global Government Bond Portfolio pays SSBC a management fee calculated at an annual rate of 0.75% of the daily net assets of the portfolio. The European and Pacific Portfolios pay SSBC a management fee calculated at an annual rate of 0.85% of the average daily net assets of each respective Portfolio. The Emerging Markets Portfolio pays SSBC a management fee calculated at an annual rate of 1.00% of the average daily net assets of the Portfolio. These fees are calculated daily and paid monthly. For the six months ended April 30, 2000, SSBC waived a portion of its management fee for the Pacific Portfolio totaling $51,956.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the six months ended April 30, 2000, the Portfolios paid transfer agent fees of $87,915 to CFTC.

CFBDS, Inc. ("CFBDS") acts as the Portfolios' distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell shares of the Portfolios to the public as a member of the selling group.

SSB acts as the primary broker for the Fund's portfolio agency transactions. For the six months ended April 30, 2000, SSB received brokerage commissions of $9,605.

For the Global Government Bond Portfolio, there are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. For the European, Emerging Markets and Pacific Portfolios, there are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a CDSC of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase. Thereafter this CDSC declines by 1.00% per year until no CDSC is incurred. For each Portfolio, Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares for each Portfolio have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares that equal or exceed $500,000 in the aggregate. These purchases do not incure an initial sales charge.

For the six months ended April 30, 2000, CDSC's received by CFBDS were approximately:

Portfolio                                                Class B        Class L
================================================================================
Global Government Bond                                   $ 3,000             --
--------------------------------------------------------------------------------
European                                                  34,000         $1,000
--------------------------------------------------------------------------------
Emerging Markets                                           9,000             --
--------------------------------------------------------------------------------
Pacific                                                    8,000          4,000
================================================================================

For the six months ended April 30, 2000, sales charges received by SSB and CFBDS were approximately:

Portfolio                                                Class A        Class L
================================================================================
Global Government Bond                                        --             --
--------------------------------------------------------------------------------
European                                                 $78,000        $29,000
--------------------------------------------------------------------------------
Emerging Markets                                           7,000          7,000
--------------------------------------------------------------------------------
Pacific                                                   44,000         12,000
================================================================================


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                39

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Portfolios pay a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class' shares. The Global Government Bond Portfolio pays a distribution fee with respect to Class B and L shares calculated at the annual rates of 0.50% and 0.45% of the average daily net assets of each class, respectively. The European, Emerging Markets and Pacific Portfolios pay a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets for each respective Portfolio and class. For the six months ended April 30, 2000, total Distribution Plan fees incurred by the Portfolios were:

Portfolio                            Class A         Class B          Class L
================================================================================
Global Government Bond                $80,072        $ 30,634          $ 6,065
--------------------------------------------------------------------------------
European                               54,073         218,929           74,550
--------------------------------------------------------------------------------
Emerging Markets                        8,306          36,052           12,376
--------------------------------------------------------------------------------
Pacific                                 6,263          25,481           20,806
================================================================================

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended April 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                          Purchases          Sales
================================================================================
Global Government Bond Portfolio                  $57,878,870      $75,709,451
--------------------------------------------------------------------------------
European Portfolio                                 17,574,004       18,847,692
--------------------------------------------------------------------------------
Emerging Markets Portfolio                          1,001,288        1,748,838
--------------------------------------------------------------------------------
Pacific Portfolio                                   5,687,606        4,460,048
================================================================================

At April 30, 2000, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                 Net Unrealized
                                                                  Appreciation
Portfolio                        Appreciation    Depreciation    (Depreciation)
================================================================================
Global Government Bond Portfolio  $   619,569     $(8,589,288)    $ (7,969,719)
--------------------------------------------------------------------------------
European Portfolio                 42,904,389      (7,267,362)      35,637,027
--------------------------------------------------------------------------------
Emerging Markets Portfolio          5,803,798        (635,885)       5,167,913
--------------------------------------------------------------------------------
Pacific Portfolio                   4,357,471      (1,076,707)       3,280,764
================================================================================




--------------------------------------------------------------------------------
40                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Forward Foreign Currency Contracts

At April 30, 2000, the Portfolios had open forward foreign currency contracts as described below. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

                                                   Local               Market          Settlement        Unrealized
Foreign Currency                                 Currency               Value             Date           Gain (Loss)
======================================================================================================================
Global Government Bond Portfolio
To Sell:
British Pound                                      11,250,000        $17,753,738         5/26/00           $ 147,429
Canadian Dollar                                     4,820,000          3,268,772         5/26/00              13,527
Danish Krona                                        5,610,000            706,149         5/26/00              19,339
Euro                                               35,690,000         33,484,536         5/26/00             893,954
Japanese Yen                                    1,210,000,000         11,547,179         5/26/00             295,328
Swedish Krona                                      26,680,000          3,037,859         5/26/00              51,985
----------------------------------------------------------------------------------------------------------------------
                                                                                                           1,421,562
----------------------------------------------------------------------------------------------------------------------
To Buy:
Euro                                                3,000,000          2,764,320         5/26/00             (24,848)
----------------------------------------------------------------------------------------------------------------------
Net Unrealized Gain on Forward
   Foreign Currency Contracts                                                                             $1,396,714
======================================================================================================================
Emerging Markets Portfolio
To Sell:
South African Rand                                     63,858             $9,419         4/28/00                $194
======================================================================================================================

5. Option Contracts

Premiums paid when put or call options are purchased by the Portfolios represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the amount of the premium originally paid. When the Portfolio exercises a call option, the cost of the security that the Portfolio purchases upon exercise will be increased by the premium originally paid.

At April 30, 2000, the Portfolios had no open purchased call or put options.




--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                41

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended April 30, 2000, the Portfolios did not write any call or put options.


6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2000, the Portfolios had no open futures contracts.


7. Concentration of Risk

The Portfolios' investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of each of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. As of April 30, 2000, 68.9% of the Pacific Portfolio's total investments were concentrated in Japan.

In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.


--------------------------------------------------------------------------------
42                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

8. Capital Loss Carryforwards

At October 31, 1999, Global Government Bond, Emerging Markets and Pacific Portfolios had, for Federal income tax purposes, approximately $2,148,000, $11,076,000 and $3,402,000, respectively, of capital loss carryforwards available to offset future realized gains. To the extent that these carryforward losses are used to offset gains, it is probable that the gains so offset will not be distributed. The amount and date of expiration of the carryforward losses for each Portfolio is indicated below:

Portfolio                                        10/31/03      10/31/04       10/31/05       10/31/06       10/31/07       Total
===================================================================================================================================
Global Government Bond                                 --            --             --             --     $2,148,000    $ 2,148,000
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                 $ 45,000            --       $880,000     $5,533,000      4,618,000     11,076,000
-----------------------------------------------------------------------------------------------------------------------------------
Pacific                                           917,000      $246,000        515,000      1,724,000             --      3,402,000
===================================================================================================================================

9. Lending of Portfolio Securities

The Portfolios have an agreement with their custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded as interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolios maintain exposure for the risk of any losses in the investment of amounts received as collateral.

At April 30, 2000, the Portfolios listed below had loaned common stocks and bonds which were collateralized by cash. In addition, the European Portfolio had loaned common stocks collateralized by securities. The market value for the securities on loan for each portfolio was as follows:

Portfolio                                                                                                                  Value
===================================================================================================================================
Global Government Bond                                                                                                  $ 7,967,052
-----------------------------------------------------------------------------------------------------------------------------------
European                                                                                                                 12,664,103
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                                                                          1,013,399
-----------------------------------------------------------------------------------------------------------------------------------
Pacific                                                                                                                   1,022,718
===================================================================================================================================



--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                43

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At April 30, 2000, the Portfolios held the following collateral for loaned securities:

Global Government Portfolio
Security Descriptions                                                                                                    Value
----------------------------------------------------------------------------------------------------------------------------------
Time Deposits:
   Abbey National, London, 6.080% due 5/2/00                                                                           $   418,033
   ABN Amro Bank, London, 6.080% due 5/2/00                                                                                418,033
   Allied Irish, London, 6.080% due 5/2/00                                                                                 418,033
   Banco Bilbao Viz, Aregentaria, Milan, 6.080% due 5/2/00                                                                 418,033
   Banco Santander, London, 6.060% due 5/1/00                                                                              418,033
   Bayerische Landesbank, London, 6.080% due 5/2/00                                                                        418,033
   Bayerische Hypo-Und Vereinsbk, 6.060% due 5/1/00                                                                        418,033
   Caisse de Depots et Consign, Paris, 6.060% due 5/1/00                                                                   418,033
   Commerzbank AG, Frankfurt, 6.080% due 5/2/00                                                                            418,033
   Credit Commerciale, London, 6.120% due 5/2/00                                                                           418,033
   Credit Communal de Belgique, 6.060% due 5/1/00                                                                          418,033
   Dresdner Bank, 6.080% due 5/1/00                                                                                        418,033
   Fortis Bank, London, 6.080% due 5/2/00                                                                                  418,034
   Halifax PLC, 6.080% due 5/2/00                                                                                          418,034
   National Bank of Australia, London, 6.080% due 5/2/00                                                                   418,034
   Rabobank, London, 6.080% due 5/2/00                                                                                     418,034
   Societe Generale, 6.090% due 5/2/00                                                                                     418,034
   Toronto Dominion, London, 6.080% due 5/2/00                                                                             418,034
   Unibank G.C., 6.060% due 5/1/00                                                                                         216,822
   Union Bank of Switzerland, G.C., 6.060% due 5/1/00                                                                      124,545
   Westdeutsche Landesbank, London, 6.060% due 5/1/00                                                                      418,033
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                  $ 8,284,000
==================================================================================================================================
European Portfolio
Security Descriptions                                                                                                    Value
==================================================================================================================================
Time Deposits:
   Abbey National, London, 6.080% due 5/2/00                                                                           $   604,346
   ABN Amro Bank, London, 6.080% due 5/2/00                                                                                604,346
   Allied Irish, London, 6.080% due 5/2/00                                                                                 604,346
   Banco Bilbao Viz, Aregentaria, Milan, 6.080% due 5/2/00                                                                 604,346
   Banco Santander, London, 6.060% due 5/1/00                                                                              604,346
   Bayerische Landesbank, London, 6.080% due 5/2/00                                                                        604,346
   Bayerische Hypo-Und Vereinsbk, 6.060% due 5/1/00                                                                        604,346
   Caisse de Depots et Consign, Paris, 6.060% due 5/1/00                                                                   604,346
   Commerzbank AG, Frankfurt, 6.080% due 5/2/00                                                                            604,346
   Credit Commerciale, London, 6.120% due 5/2/00                                                                           604,346
   Credit Communal de Belgique, 6.060% due 5/1/00                                                                          604,346
   Dresdner Bank, 6.080% due 5/1/00                                                                                        604,346
   Fortis Bank, London, 6.080% due 5/2/00                                                                                  604,345
   Halifax PLC, 6.080% due 5/2/00                                                                                          604,345
   National Bank of Australia, London, 6.080% due 5/2/00                                                                   604,345
   Rabobank, London, 6.080% due 5/2/00                                                                                     604,345
   Societe Generale, 6.090% due 5/2/00                                                                                     604,345
   Toronto Dominion, London, 6.080% due 5/2/00                                                                             604,345
   Unibank G.C., 6.060% due 5/1/00                                                                                         313,457
   Union Bank of Switzerland, G.C., 6.060% due 5/1/00                                                                      180,053
   Westdeutsche Landesbank, London, 6.060% due 5/1/00                                                                      604,346
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                  $11,976,078
==================================================================================================================================


--------------------------------------------------------------------------------
44                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Emerging Markets Portfolio
Security Descriptions                                                                                                    Value
==================================================================================================================================
Time Deposits:
   Abbey National, London, 6.080% due 5/2/00                                                                            $   50,414
   ABN Amro Bank, London, 6.080% due 5/2/00                                                                                 50,414
   Allied Irish, London, 6.080% due 5/2/00                                                                                  50,414
   Banco Bilbao Viz, Aregentaria, Milan, 6.080% due 5/2/00                                                                  50,414
   Banco Santander, London, 6.060% due 5/1/00                                                                               50,414
   Bayerische Landesbank, London, 6.080% due 5/2/00                                                                         50,414
   Bayerische Hypo-Und Vereinsbk, 6.060% due 5/1/00                                                                         50,414
   Caisse de Depots et Consign, Paris, 6.060% due 5/1/00                                                                    50,414
   Commerzbank AG, Frankfurt, 6.080% due 5/2/00                                                                             50,414
   Credit Commerciale, London, 6.120% due 5/2/00                                                                            50,414
   Credit Communal de Belgique, 6.060% due 5/1/00                                                                           50,414
   Dresdner Bank, 6.080% due 5/1/00                                                                                         50,414
   Fortis Bank, London, 6.080% due 5/2/00                                                                                   50,414
   Halifax PLC, 6.080% due 5/2/00                                                                                           50,414
   National Bank of Australia, London, 6.080% due 5/2/00                                                                    50,413
   Rabobank, London, 6.080% due 5/2/00                                                                                      50,413
   Societe Generale, 6.090% due 5/2/00                                                                                      50,413
   Toronto Dominion, London, 6.080% due 5/2/00                                                                              50,413
   Unibank G.C., 6.060% due 5/1/00                                                                                          26,148
   Union Bank of Switzerland, G.C., 6.060% due 5/1/00                                                                       15,020
   Westdeutsche Landesbank, London, 6.060% due 5/1/00                                                                       50,414
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                   $  999,030
==================================================================================================================================
Pacific Portfolio
Security Descriptions                                                                                                    Value
==================================================================================================================================
Time Deposits:
   Abbey National, London, 6.080% due 5/2/00                                                                            $   54,450
   ABN Amro Bank, London, 6.080% due 5/2/00                                                                                 54,450
   Allied Irish, London, 6.080% due 5/2/00                                                                                  54,450
   Banco Bilbao Viz, Aregentaria, Milan, 6.080% due 5/2/00                                                                  54,450
   Banco Santander, London, 6.060% due 5/1/00                                                                               54,450
   Bayerische Landesbank, London, 6.080% due 5/2/00                                                                         54,450
   Bayerische Hypo-Und Vereinsbk, 6.060% due 5/1/00                                                                         54,450
   Caisse de Depots et Consign, Paris, 6.060% due 5/1/00                                                                    54,450
   Commerzbank AG, Frankfurt, 6.080% due 5/2/00                                                                             54,450
   Credit Commerciale, London, 6.120% due 5/2/00                                                                            54,450
   Credit Communal de Belgique, 6.060% due 5/1/00                                                                           54,450
   Dresdner Bank, 6.080% due 5/1/00                                                                                         54,450
   Fortis Bank, London, 6.080% due 5/2/00                                                                                   54,450
   Halifax PLC, 6.080% due 5/2/00                                                                                           54,450
   National Bank of Australia, London, 6.080% due 5/2/00                                                                    54,450
   Rabobank, London, 6.080% due 5/2/00                                                                                      54,450
   Societe Generale, 6.090% due 5/2/00                                                                                      54,451
   Toronto Dominion, London, 6.080% due 5/2/00                                                                              54,451
   Unibank G.C., 6.060% due 5/1/00                                                                                          28,241
   Union Bank of Switzerland, G.C., 6.060% due 5/1/00                                                                       16,222
   Westdeutsche Landesbank, London, 6.060% due 5/1/00                                                                       54,450
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                   $1,079,015
==================================================================================================================================

In addition to the above noted cash collateral, the European Portfolio held securities collateral with a market value of $516,834 as of April 30, 2000.




--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                45

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Interest income earned by the Portfolios from securities loaned for the six months ended April 30, 2000 was as follows:

                                                                  Global
                                                                Government                                Emerging
                                                                   Bond               European             Markets         Pacific
                                                                 Portfolio            Portfolio           Portfolio       Portfolio
===================================================================================================================================
Income                                                            $334,212             $22,206              $3,009          $3,418
===================================================================================================================================

10. Capital Shares

At April 30, 2000, the Fund had one billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in a Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At April 30, 2000, total paid-in capital amounted to the following for each
Portfolio:

Portfolio                                                        Class A             Class B             Class L         Class Y
===================================================================================================================================
Global Government Bond Portfolio                               $63,229,129         $ 6,658,170         $ 2,136,320     $52,223,241
-----------------------------------------------------------------------------------------------------------------------------------
European Portfolio                                              33,626,317          20,302,492          14,293,120              --
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                                       7,309,930           9,836,021           3,272,928       1,344,793
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Portfolio                                                3,494,617           4,176,911           3,160,026              --
===================================================================================================================================

Transactions in shares of each class were as follows:

                                                         Six Months Ended                                  Year Ended
                                                          April 30, 2000                                October 31, 1999
                                               -------------------------------------           ------------------------------------
                                                  Shares                   Amount                 Shares                  Amount
===================================================================================================================================
Global Government Portfolio
Class A
Shares sold                                        120,659            $    1,311,969               379,601          $    4,408,169
Shares issued on reinvestment                      208,598                 2,247,968               185,035               2,147,392
Shares reacquired                                 (785,250)               (8,575,050)           (1,913,231)            (22,315,455)
-----------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                      (455,993)           $   (5,015,113)           (1,348,595)         $  (15,759,894)
===================================================================================================================================
Class B
Shares sold                                          1,887            $       20,181                56,587          $      669,157
Shares issued on reinvestment                       31,913                   343,173                31,703                 367,804
Shares reacquired                                 (204,899)               (2,231,043)             (465,281)             (5,410,347)
-----------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                      (171,099)           $   (1,867,689)             (376,991)         $   (4,373,386)
===================================================================================================================================
Class L
Shares sold                                         14,831            $      164,260                13,517          $      157,346
Shares issued on reinvestment                        6,878                    79,025                 5,766                  66,804
Shares reacquired                                  (19,038)                 (210,501)              (65,706)               (764,464)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                              2,671            $       32,784               (46,423)         $     (540,314)
===================================================================================================================================
Class Y
Shares sold                                        226,853            $    2,455,806             1,151,897          $   13,322,319
Shares issued on reinvestment                       13,794                   158,317                 4,892                  54,510
Shares reacquired                                  (63,695)                 (686,959)                   --                      --
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                       176,952            $    1,927,164             1,156,789          $   13,376,829
===================================================================================================================================

--------------------------------------------------------------------------------
46                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

                                                         Six Months Ended                                  Year Ended
                                                          April 30, 2000                                October 31, 1999
                                               ------------------------------------            ------------------------------------
                                                  Shares                  Amount                  Shares                 Amount
===================================================================================================================================
European Portfolio
Class A
Shares sold                                      7,996,975           $   214,720,561            14,508,592         $   302,669,958
Shares issued on reinvestment                       61,729                 1,577,803                21,291                 439,883
Shares reacquired                               (7,477,444)             (203,416,086)          (14,533,239)           (304,802,469)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            581,260           $    12,882,278                (3,356)        $     1,692,628
===================================================================================================================================
Class B
Shares sold                                        289,444           $     7,676,978               953,658         $    19,317,878
Shares issued on reinvestment                       71,251                 1,756,339                32,746                 658,501
Shares reacquired                                 (382,467)               (9,869,298)           (1,380,533)            (28,069,881)
-----------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                       (21,772)          $      (435,981)             (394,129)        $    (8,093,502)
===================================================================================================================================
Class L
Shares sold                                        167,892           $     4,387,423               887,776         $    17,896,341
Shares issued on reinvestment                       24,080                   592,608                 8,919                 179,013
Shares reacquired                                  (46,397)               (1,190,001)             (933,531)            (18,964,027)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            145,575           $     3,790,030               (36,836)        $      (888,673)
===================================================================================================================================
Emerging Markets Portfolio
Class A
Shares sold                                        711,069           $     8,171,131             1,636,720         $    13,139,320
Shares reacquired                                 (737,447)               (8,634,826)           (1,899,726)            (15,412,364)
-----------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                       (26,378)          $      (463,695)             (263,006)        $    (2,273,044)
===================================================================================================================================
Class B
Shares sold                                        418,921           $     4,747,585               315,062         $     2,527,606
Shares reacquired                                 (446,018)               (5,017,654)             (549,267)             (4,314,145)
-----------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                       (27,097)          $      (270,069)             (234,205)        $    (1,786,539)
===================================================================================================================================
Class L
Shares sold                                         66,595           $       785,603               156,610         $     1,264,649
Shares reacquired                                  (43,753)                 (494,053)             (179,799)             (1,435,390)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                             22,842           $       291,550               (23,189)        $      (170,741)
===================================================================================================================================
Class Y
Shares sold                                          9,025           $        98,455                54,732         $       422,262
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                         9,025           $        98,455                54,732         $       422,262
===================================================================================================================================
Pacific Portfolio
Class A
Shares sold                                      1,801,114           $    23,289,620             3,886,615         $    32,085,747
Shares issued on reinvestment                        4,540                    60,387                    --                      --
Shares reacquired                               (1,898,201)              (24,576,984)           (3,736,734)            (30,751,044)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            (92,547)          $    (1,226,977)              149,881         $     1,334,703
===================================================================================================================================
Class B
Shares sold                                        281,399           $     3,570,953               807,310         $     7,262,774
Shares issued on reinvestment                          780                    10,022                    --                      --
Shares reacquired                                 (208,424)               (2,581,489)             (817,705)             (7,303,299)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                             73,755           $       999,486               (10,395)        $       (40,525)
===================================================================================================================================
Class L
Shares sold                                        502,879           $     6,109,431             1,353,683         $    10,668,868
Shares issued on reinvestment                        1,580                    20,166                    --                      --
Shares reacquired                                 (565,402)               (6,977,260)           (1,117,046)             (8,560,753)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            (60,943)          $      (847,663)              236,637         $     2,108,115
===================================================================================================================================

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                47

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                   Class A Shares
                                                 -----------------------------------------------------------------------------------
Global Government Bond Portfolio                      2000(1)(2)     1999(2)       1998(2)        1997(2)        1996(2)      1995
====================================================================================================================================
Net Asset Value, Beginning of Period                 $11.18         $11.88        $12.22         $12.55         $12.30       $11.68
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                               0.28           0.51          0.54           0.59           0.70         0.92*
   Net realized and unrealized gain (loss)            (0.01)         (0.69)         0.39           0.38           0.42         0.48
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                    0.27          (0.18)         0.93           0.97           1.12         1.40
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(3)                           (0.62)         (0.52)        (0.22)         (1.22)         (0.87)       (0.78)
   Net realized gains                                    --             --         (0.60)         (0.08)            --           --
   Capital                                               --             --         (0.45)            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.62)         (0.52)        (1.27)         (1.30)         (0.87)       (0.78)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $10.83         $11.18        $11.88         $12.22         $12.55       $12.30
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                           2.52%++       (1.62)%        8.08%          8.21%          9.41%       12.40%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                    $61,467        $68,532       $88,836        $94,957       $106,536     $123,917
------------------------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
   Expenses(4)                                         1.22%+         1.26%         1.22%          1.26%          1.26%        1.38%
   Net investment income                               5.21+          4.39          4.58           4.82           5.69         7.44
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  52%           164%          287%           367%           133%         195%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(4) During the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.24% and 1.32% respectively.
*   Includes realized gains and losses on foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
48                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                   Class B Shares
                                               -------------------------------------------------------------------------------------
Global Government Bond Portfolio                   2000(1)(2)     1999(2)       1998(2)        1997(2)        1996(2)      1995(3)
====================================================================================================================================
Net Asset Value, Beginning of Period              $11.16         $11.87        $12.22         $12.50         $12.26       $11.57
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                            0.25           0.45          0.47           0.52           0.63         0.78*
   Net realized and unrealized gain (loss)         (0.01)         (0.69)         0.39           0.38           0.42         0.57
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 0.24          (0.24)         0.86           0.90           1.05         1.35
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(4)                        (0.59)         (0.47)        (0.19)         (1.10)         (0.81)       (0.66)
   Net realized gains                                 --             --         (0.60)         (0.08)            --           --
   Capital                                            --             --         (0.42)            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.59)         (0.47)        (1.21)         (1.18)         (0.81)       (0.66)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $10.81         $11.16        $11.87         $12.22         $12.50       $12.26
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                        2.27%++       (2.11)%        7.46%          7.62%          8.83%       11.97%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                  $7,337         $9,485       $14,569        $19,690        $25,970      $35,159
------------------------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
   Expenses(5)                                      1.80%+         1.81%         1.77%          1.80%          1.81%        1.92%+
   Net investment income                            4.61+          3.86          3.93           4.24           5.15         6.65+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               52%           164%          287%           367%           133%         195%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from November 18, 1994 (inception date) to October 31, 1995.
(4) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(5) During the years ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 1.78% and 1.86% (annualized), respectively.
*   Includes realized gains and losses on foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                49

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                  Class L Shares
                                                  ----------------------------------------------------------------------------------
Global Government Bond Portfolio                     2000(1)(2)     1999(2)       1998(2)(3)     1997(2)        1996(2)      1995(4)
====================================================================================================================================
Net Asset Value, Beginning of Period                $11.15         $11.86        $12.19         $12.47         $12.23       $11.68
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                              0.26           0.46          0.48           0.53           0.64         0.85*
   Net realized and unrealized gain (loss)           (0.01)         (0.70)         0.40           0.38           0.41         0.42
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   0.25          (0.24)         0.88           0.91           1.05         1.27
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(5)                          (0.59)         (0.47)        (0.19)         (1.11)         (0.81)       (0.72)
   Net realized gains                                   --             --         (0.60)         (0.08)            --           --
   Capital                                              --             --         (0.42)            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.59)         (0.47)        (1.21)         (1.19)         (0.81)       (0.72)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $10.81         $11.15        $11.86         $12.19         $12.47       $12.23
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                          2.38%++       (2.11)%        7.67%          7.73%          8.90%       11.25%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                    $1,706         $1,731        $2,391         $3,257         $3,986       $4,141
------------------------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
   Expenses(6)                                        1.68%+         1.72%         1.68%          1.69%          1.74%        1.84%
   Net investment income                              4.78+          3.98          4.01           4.33           5.22         7.15
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 52%           164%          287%           367%           133%         195%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
(4) On November 7, 1994, Class B shares were renamed Class C shares.
(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) During the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 1.71% and 1.78%, respectively.
*   Includes realized gains and losses on foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
50                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                 Class Y Shares
                                                ------------------------------------------------------------------------------------
Global Government Bond Portfolio                    2000(1)(2)     1999(2)       1998(2)        1997(2)        1996(2)      1995(3)
====================================================================================================================================
Net Asset Value, Beginning of Period               $11.03         $11.70        $12.03         $12.39         $12.14       $11.68
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                             0.30           0.54          0.59           0.63           0.73         0.78*
   Net realized and unrealized gain (loss)          (0.01)         (0.68)         0.37           0.37           0.42         0.49
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  0.29          (0.14)         0.96           1.00           1.15         1.27
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(4)                         (0.62)         (0.53)        (0.23)         (1.28)         (0.90)       (0.81)
   Net realized gains                                  --             --         (0.60)         (0.08)            --           --
   Capital                                             --             --         (0.46)            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.62)         (0.53)        (1.29)         (1.36)         (0.90)       (0.81)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $10.70         $11.03        $11.70         $12.03         $12.39       $12.14
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                         2.77%++       (1.28)%        8.50%          8.61%          9.82%       11.27%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                  $48,162        $47,708       $37,057        $28,097        $15,105          $62
------------------------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
   Expenses(5)                                       0.84%+         0.91%         0.83%          0.89%          0.84%        0.98%
   Net investment income                             5.62+          4.69          5.06           5.19           6.12         6.38
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                52%           164%          287%           367%           133%         195%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On November 7, 1994, Class C shares were renamed Class Y shares.
(4) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(5) During the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 0.81% and 0.93% respectively.
*   Includes realized gains and losses on foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                51

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                   Class A Shares
                                               -------------------------------------------------------------------------------------
European Portfolio                                    2000(1)(2)      1999(2)      1998(2)        1997(2)        1996         1995
====================================================================================================================================
Net Asset Value, Beginning of Period                 $22.58         $19.44        $18.23         $17.25         $14.67       $12.88
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)(3)                    (0.08)         (0.00)*        0.06          (0.08)         (0.08)        0.07
   Net realized and unrealized gain                    4.99           3.47          1.54           2.22           2.79         1.72
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                           4.91           3.47          1.60           2.14           2.71         1.79
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                 --             --            --             --          (0.09)          --
   Net realized gains                                 (1.13)         (0.33)        (0.39)         (1.16)         (0.04)          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (1.13)         (0.33)        (0.39)         (1.16)         (0.13)          --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $26.36         $22.58        $19.44         $18.23         $17.25       $14.67
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                          21.91%++       18.02%         9.10%         12.88%         18.65%       13.90%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                    $52,615        $31,946       $27,563        $14,118        $10,528      $11,870
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(3)                                         1.40%+         1.51%         1.56%          1.80%          1.85%        2.06%
   Net investment income (loss)                       (0.58)+        (0.00)**       0.30          (0.42)         (0.49)        0.51
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  18%            17%           27%            28%            39%          34%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Manager waived all or part of its fees for the year ended October 31, 1995. If such fees and expenses were not waived or reimbursed, the per share effect on net investment income (loss) and the expense ratios would have been as follows:

                                               Expense Ratio
                 Per Share Decreases to     Without Fee Waiver
                 Net Investment Income      and Custody Credits
                 ----------------------     -------------------
                          1995                     1995
                          ----                     ----
    Class A               $0.01                    2.09%

    In addition, during the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.82% and 2.02%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
*   Amount represents less than $0.01 per share.
**  Amount represents less than 0.01%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
52                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                               Class B Shares
                                               -------------------------------------------------------------------------------------
European Portfolio                                2000(1)(2)     1999(2)       1998(2)        1997(2)        1996          1995(3)
====================================================================================================================================
Net Asset Value, Beginning of Period             $21.83         $18.95        $17.92         $17.09         $14.56        $12.62
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)(4)                (0.19)         (0.16)        (0.11)         (0.20)         (0.20)         0.02
   Net realized and unrealized gain                4.83           3.37          1.53           2.19           2.77          1.92
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                       4.64           3.21          1.42           1.99           2.57          1.94
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                             (1.13)         (0.33)        (0.39)         (1.16)         (0.04)           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (1.13)         (0.33)        (0.39)         (1.16)         (0.04)           --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $25.34         $21.83        $18.95         $17.92         $17.09        $14.56
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      21.41%++       17.10%         8.24%         12.08%         17.72%        15.37%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $43,068        $37,575       $40,090        $29,221        $26,384       $24,825
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(4)                                     2.22%+         2.28%         2.32%          2.52%          2.59%         3.31%+
   Net investment income (loss)                   (1.47)+        (0.81)        (0.56)         (1.13)         (1.22)         0.26+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              18%            17%           27%            28%            39%           34%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from November 7, 1994 (inception date) to October 31,
    1995.
(4) The Manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived, the per share effect on net investment income and the expense ratio would have been as follows:

                                                                 Expense Ratio
                               Per Share Decrease to          Without Fee Waivers
                               Net Investment Income          and Custody Credits
                               ---------------------          -------------------
                                       1995                          1995
                                       ----                          ----
       Class B                        $0.00*                        3.35%+

    In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.56% and 3.26%
    (annualized), respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
*   Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                53

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                              Class L Shares
                                           -----------------------------------------------------------------------------------------
European Portfolio                              2000(1)(2)      1999(2)       1998(2)(3)      1997(2)        1996           1995(4)
====================================================================================================================================
Net Asset Value, Beginning of Period           $21.79          $18.91         $17.86         $17.04         $14.51         $12.83
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss(5)                       (0.20)          (0.15)         (0.07)         (0.21)         (0.14)         (0.08)
   Net realized and unrealized gain              4.84            3.36           1.51           2.19           2.71           1.76
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                     4.64            3.21           1.44           1.98           2.57           1.68
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                           (1.13)          (0.33)         (0.39)         (1.16)         (0.04)            --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (1.13)          (0.33)         (0.39)         (1.16)         (0.04)            --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $25.30          $21.79         $18.91         $17.86         $17.04         $14.51
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                    21.45%++        17.14%          8.38%         12.06%         17.78%         13.09%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $17,146         $11,597        $10,762         $3,110         $2,011         $1,311
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(5)                                   2.21%+          2.24%          2.18%          2.54%          2.52%          2.51%
   Net investment loss                          (1.38)+         (0.74)         (0.37)         (1.18)         (1.17)         (0.64)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            18%             17%            27%            28%            39%            34%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
(4) On November 7, 1994, the former Class B shares were renamed Class C shares.
(5) The Manager waived all or part of its fees for the year ended October 31, 1995. If such fees and expenses were not waived or reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:
                                             Expense Ratios
                Per Share Decreases to     Without Fee Waivers
                  Net Investment Loss      and Custody Credits
                ----------------------     -------------------
                         1995                     1995
                         ----                     ----
      Class L           $0.01                    2.54%

    In addition, during the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class C would have been 2.50% and 2.48%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

--------------------------------------------------------------------------------
54                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                           Class A Shares
                                                ------------------------------------------------------------------------------------
Emerging Markets Portfolio                         2000(1)(2)     1999(2)      1998(2)        1997(2)        1996         1995(3)
====================================================================================================================================
Net Asset Value, Beginning of Period              $9.03          $7.03        $12.45         $12.08         $11.06       $12.00
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss(4)                         (0.07)         (0.10)        (0.06)         (0.05)         (0.02)       (0.05)#
   Net realized and unrealized gain (loss)         1.79           2.10         (5.36)          0.42           1.04        (0.89)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                1.72           2.00         (5.42)          0.37           1.02        (0.94)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                             --             --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  --             --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.75          $9.03         $7.03         $12.45         $12.08       $11.06
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      19.05%++       28.45%       (43.53)%         3.06%          9.22%       (7.83)%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $5,634         $4,969        $5,723        $14,046        $10,691       $7,069
------------------------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
   Expenses(4)                                     2.30%+         2.87%         2.46%          2.11%          2.25%        1.45%+
   Net investment loss                            (1.15)+        (1.25)        (0.63)         (0.34)         (0.19)       (0.63)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               6%           153%           97%            99%            78%          17%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from May 12, 1995 (inception date) to October 31,
    1995.
(4) The Manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment loss and the expense ratio would have been as follows:

                   Per Share Increase         Expense Ratio
                 to Net Investment Loss    Without Fee Waivers
                 ----------------------    -------------------
                          1995                    1995
                          ----                    ----
      Class A             $0.05                  2.12%+

    In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 2.16% and 1.20% (annualized), respectively.

#   Includes realized gains and losses on foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                55

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                   Class B Shares
                                                 -----------------------------------------------------------------------------------
Emerging Markets Portfolio                           2000(1)(2)     1999(2)      1998(2)        1997(2)        1996         1995(3)
====================================================================================================================================
Net Asset Value, Beginning of Period               $8.72          $6.85        $12.21         $11.95         $11.02       $12.00
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss(4)                          (0.11)         (0.17)        (0.14)         (0.14)         (0.10)       (0.09)#
   Net realized and unrealized gain (loss)          1.73           2.04         (5.22)          0.40           1.03        (0.89)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 1.62           1.87         (5.36)          0.26           0.93        (0.98)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                              --             --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   --             --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $10.34          $8.72         $6.85         $12.21         $11.95       $11.02
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                       18.58%++       27.30%       (43.90)%         2.18%          8.44%       (8.17)%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                  $6,353         $5,591        $5,994        $18,107        $13,062       $7,630
------------------------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
   Expenses(4)                                      3.06%+         3.63%         3.24%          2.88%          3.06%        2.00%+
   Net investment loss                             (1.91)+        (2.11)        (1.42)         (1.00)         (0.94)       (1.17)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                6%           153%           97%            99%            78%          17%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from May 12, 1995 (inception date) to October 31,
    1995.
(4) The Manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment loss and the expense ratio would have been as follows:

                   Per Share Increase        Expense Ratio
                 to Net Investment Loss   Without Fee Waivers
                 ----------------------   -------------------
                          1995                   1995
                          ----                   ----
      Class B             $0.05                 2.68%+

    In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.97% and 1.74% (annualized), respectively.

 #  Includes realized gains and losses on foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

--------------------------------------------------------------------------------
56                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                     Class L Shares
                                                 -----------------------------------------------------------------------------------
Emerging Markets Portfolio                          2000(1)(2)     1999(2)      1998(2)(3)     1997(2)        1996         1995(4)
====================================================================================================================================
Net Asset Value, Beginning of Period               $8.71          $6.84        $12.22         $11.95         $11.02       $12.00
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss(5)                          (0.11)         (0.16)        (0.15)         (0.15)         (0.10)       (0.08)#
   Net realized and unrealized gain (loss)          1.74           2.03         (5.23)          0.42           1.03        (0.90)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 1.63           1.87         (5.38)          0.27           0.93        (0.98)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                              --             --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   --             --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $10.34          $8.71         $6.84         $12.22         $11.95       $11.02
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                       18.71%++       27.34%       (44.03)%         2.26%          8.44%       (8.17)%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                  $2,327         $1,762        $1,543         $4,332         $2,448       $1,604
------------------------------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
   Expenses(5)                                      3.06%+         3.62%         3.31%          2.86%          3.02%        1.95%+
   Net investment loss                             (1.91)+        (2.10)        (1.47)         (1.03)         (0.92)       (1.08)+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                6%           153%           97%            99%            78%          17%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
(4) For the period from May 12, 1995 (inception date) to October 31, 1995.
(5) The Manager waived all or part of its fees for the period ended October 31, 1995. If such fees were not waived, the per share effect on net investment loss and the expense ratio would have been as follows:

                    Per Share Increase         Expense Ratio
                  to Net Investment Loss    Without Fee Waivers
                  ----------------------    -------------------
                           1995                    1995
                           ----                    ----
      Class L              $0.05                  2.61%+

    In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class C would have been 2.92% and 1.70% (annualized), respectively.

#   Includes realized gains and losses on foreign currency transactions.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                57

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each share of capital stock outstanding throughout the year ended October 31, except where noted:
                                                        Class Y Shares
                                          --------------------------------------
Emerging Markets Portfolio                  2000(1)(2)    1999(2)    1998(2)(3)
================================================================================
Net Asset Value, Beginning of Period          $9.12        $7.07     $12.16
--------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                        (0.04)       (0.07)     (0.01)
   Net realized and unrealized gain (loss)     1.81         2.12      (5.08)
--------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.77         2.05      (5.09)
--------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         --           --         --
--------------------------------------------------------------------------------
Total Distributions                              --           --         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period               $10.89        $9.12      $7.07
--------------------------------------------------------------------------------
Total Return                                  19.41%++     29.00%    (41.86)%++
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $1,786       $1,414       $709
--------------------------------------------------------------------------------
Ratio to Average Net Assets:
   Expenses                                    1.91%+       2.32%      1.89%+
   Net investment loss                        (0.77)+      (0.80)     (0.16)+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                           6%         153%        97%
================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from March 10, 1998 (inception date) to October 31,
    1998.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


--------------------------------------------------------------------------------
58                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                   Class A Shares
                                                ------------------------------------------------------------------------------------
Pacific Portfolio                                 2000(1)(2)      1999(2)       1998(2)       1997           1996(2)      1995
====================================================================================================================================
Net Asset Value, Beginning of Period             $11.80          $6.73         $8.46         $10.18         $10.07       $12.92
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss(3)                         (0.04)         (0.05)        (0.12)         (0.17)         (0.14)       (0.01)
   Net realized and unrealized gain (loss)        (0.48)          5.12         (1.61)         (1.55)          0.25        (2.84)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               (0.52)          5.07         (1.73)         (1.72)          0.11        (2.85)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                          (0.15)           --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.15)           --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $11.13         $11.80         $6.73          $8.46         $10.18       $10.07
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      (4.64)%++      75.33%       (20.45)%       (16.90)%         1.09%      (22.06)%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $3,596         $4,905        $1,788         $4,750         $4,929       $4,409
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(3)                                     1.47%+         1.72%         3.47%          3.37%          2.64%        1.97%
   Net investment loss                            (0.72)+        (0.64)        (1.66)         (2.36)         (1.38)       (0.71)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              34%           128%          135%           154%            86%          31%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The Manager waived all or part of its fees for the period ended April 30, 2000 and the years ended October 31, 1999 and October 31, 1995. In addition, the Manager agreed to reimburse the Pacific Portfolio for $49,424 and $30,862 of the Portfolio's expenses for the years ended October 31, 1999 and October 31, 1995, respectively. If such fees and expenses were not waived or reimbursed, the per share effect on net investment loss and the expense ratios would have been as follows:

                                                                                               Expense Ratios
                                  Per Share Decreases to                                     Without Fee Waivers
                                    Net Investment Loss                                      and Custody Credits
                 -------------------------------------------------------  ---------------------------------------------------------
                   2000(1)   1999      1998     1997      1996     1995     2000(1)   1999      1998     1997      1996     1995
                   ----      ----      ----     ----      ----     ----     ----      ----      ----     ----      ----     ----
      Class A      $0.04     $0.13      N/A      N/A       N/A     $0.14    2.20%+    3.39%      N/A      N/A       N/A     3.18%

    In addition, during the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 2.51% and 1.70%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                59

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                   Class B Shares
                                                ------------------------------------------------------------------------------------
Pacific Portfolio                                  2000(1)(2)      1999(2)       1998(2)       1997           1996(2)      1995(3)
====================================================================================================================================
Net Asset Value, Beginning of Period              $11.31          $6.51         $8.25         $10.01         $ 9.99       $12.64
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss(4)                          (0.08)         (0.14)        (0.22)         (0.27)         (0.23)       (0.01)
   Net realized and unrealized gain (loss)         (0.48)          4.94         (1.52)         (1.49)          0.25        (2.64)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                (0.56)          4.80         (1.74)         (1.76)          0.02        (2.65)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.03)            --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.03)            --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $10.72         $11.31         $6.51          $8.25         $10.01        $9.99
Total Return                                       (5.01)%++      73.73%       (21.09)%       (17.58)%         0.20%      (20.97)%++
Net Assets, End of Period (000s)                  $4,233         $3,633        $2,159         $3,558         $4,009       $1,031
Ratios to Average Net Assets:
   Expenses(4)                                      2.23%+         2.64%         4.45%          4.24%          3.65%        3.39%+
   Net investment loss                             (1.40)+        (1.62)        (3.14)         (3.07)         (2.26)       (1.47)+
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                               34%           128%          135%           154%            86%          31%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from November 7, 1994 (inception date) to October 31, 1995.
(4) The Manager waived all or part of its fees for the period ended April 30, 2000, the year ended October 31, 1999 and the period ended October 31, 1995. In addition, the Manager agreed to reimburse the Pacific Portfolio for $49,424 and $30,862 of the Portfolio's expenses for the year ended October 31, 1999 and the period ended October 31, 1995, respectively. If such fees and expenses were not waived or reimbursed, the per share effect on net investment loss and the expense ratio would have been as follows:

                                                                                               Expense Ratios
                                  Per Share Decreases to                                     Without Fee Waivers
                                    Net Investment Loss                                      and Custody Credits
                                  -----------------------                                   ----------------------
                   2000(1)   1999      1998     1997      1996     1995     2000(1)   1999      1998     1997      1996     1995
                   ----      ----      ----     ----      ----     ----     ----      ----      ----     ----      ----     ----
      Class B      $0.04     $0.13      N/A      N/A       N/A     $0.16    2.96%+    4.31%      N/A      N/A       N/A    4.90%+

    In addition, during the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 3.47% and 3.06% (annualized), respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.

++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

--------------------------------------------------------------------------------
60                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

                                                                                   Class L Shares
                                                ------------------------------------------------------------------------------------
Pacific Portfolio                                  2000(1)(2)      1999(2)       1998(2)(3)     1997           1996(2)     1995(4)
====================================================================================================================================
Net Asset Value, Beginning of Period              $11.27          $6.48         $8.21          $9.98          $9.95       $12.86
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss(5)                          (0.08)         (0.12)        (0.20)         (0.27)         (0.24)       (0.02)
   Net realized and unrealized gain (loss)         (0.48)          4.91         (1.53)         (1.50)          0.27        (2.89)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                (0.56)          4.79         (1.73)         (1.77)          0.03        (2.91)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.06)            --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.06)            --            --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $10.65         $11.27         $6.48          $8.21          $9.98        $9.95
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                       (5.04)%++      73.92%       (21.07)%       (17.74)%         0.30%      (22.63)%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                  $3,486         $4,375          $982         $1,493         $1,612       $1,952
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(5)                                      2.23%+         2.38%         4.28%          4.44%          3.46%        2.69%
   Net investment loss                             (1.46)+        (1.44)        (2.90)         (3.21)         (2.22)       (1.45)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               34%           128%          135%           154%            86%          31%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.

(4) On November 7, 1994, the former Class B shares were renamed Class C shares.

(5) The Manager waived all or part of its fees for the period ended April 30, 2000 and the years ended October 31, 1999 and October 31, 1995. In addition, the Manager agreed to reimburse the Pacific Portfolio for $49,424 and $30,862 of the Portfolio's expenses for the years ended October 31, 1999 and October 31, 1995, respectively. If such fees and expenses were not waived or reimbursed, the per share effect on net investment loss and the expense ratios would have been as follows:

                                                                                               Expense Ratios
                                  Per Share Decreases to                                     Without Fee Waivers
                                    Net Investment Loss                                      and Custody Credits
                                  ----------------------                                     -------------------
                   2000(1)   1999      1998     1997      1996     1995     2000(1)   1999      1998     1997      1996     1995
                   ----      ----      ----     ----      ----     ----     ----      ----      ----     ----      ----     ----
      Class L      $0.04     $0.13      N/A      N/A       N/A     $0.13    2.96%+    4.04%      N/A      N/A       N/A     3.88%

    In addition, during the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 3.29% and 2.42%, respectively; numbers prior to October 31, 1995 have not been restated to reflect these credits.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                61

Smith Barney
World Funds, Inc.

Directors
Victor Atkins
Abraham E. Cohen
Robert A. Frankel
Michael Gellert
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman

Officers
Maurits E. Edersheim
Chairman of the Fund
& Advisory Director

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

James B. Conheady
Vice President

David Ishibashi
Vice President

Denis P. Mangan
Vice President

Jeffrey J. Russell
Vice President

Rein W. van der Does
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary


Investment Manager
SSB Citi Fund Management LLC

Distributor
CFBDS, Inc.

Custodian
The Chase Manhattan Bank, N.A.

Transfer Agent
Citi Fiduciary Trust Company
388 Greenwich Street
22nd Floor
New York, New York 10013

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699


This report is submitted for the general information of the shareholders of Smith Barney World Funds, Inc. -- Global Government, European, Emerging Markets and Pacific Portfolios, but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

[LOGO OF SALOMON SMITH BARNEY]


Smith Barney
World Funds, Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013


www.smithbarney.com/mutualfunds


FD01935 6/00

[LOGO OF SMITH BARNEY MUTUAL FUNDS]





SMITH BARNEY
  WORLD FUNDS, INC.


                                                  International Equity Portfolio





                                                         CLASSIC INVESTOR SERIES

                                                         SEMI-ANNUAL REPORT

                                                         APRIL 30, 2000





                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]


            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Smith Barney World Funds, Inc.--
International Equity Portfolio

--------------------------------------------------------------------------------

The Smith Barney International Equity Portfolio seeks total return on its assets from growth of capital and income. The Portfolio invests primarily in equity securities of foreign companies. Equity securities include exchange-traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and warrants and rights relating to equity securities.



Smith Barney International Equity Portfolio
Average Annual Total Returns
April 30, 2000

                                           Without Sales Charges(1)
                                ------------------------------------------------
                                    Class A         Class B         Class L
================================================================================
Six Months+                           17.10%          16.64%          16.58%
--------------------------------------------------------------------------------
One-Year                              31.89           30.87           30.79
--------------------------------------------------------------------------------
Five-Year                             14.19           13.30           13.26
--------------------------------------------------------------------------------
Ten-Year                              12.89            N/A             N/A
--------------------------------------------------------------------------------
Since Inception++                     12.70            9.84           13.17
================================================================================

                                           Without Sales Charges(2)
                                ------------------------------------------------
                                    Class A         Class B         Class L
================================================================================
Six Months+                           11.23%          11.64%          14.41%
--------------------------------------------------------------------------------
One-Year                              25.29           25.87           28.50
--------------------------------------------------------------------------------
Five-Year                             13.02           13.17           13.03
--------------------------------------------------------------------------------
Ten-Year                              12.31            N/A             N/A
--------------------------------------------------------------------------------
Since Inception++                     12.30            9.84           13.02
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively. Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.
++  Inception dates for Class A, B and L shares are November 22, 1991,
    November 7, 1994 and January 4, 1993, respectively.


--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

We continue to look for promising companies and industries rather than trying to uncover investment opportunities based on the present or future condition of the global economy, the financial markets or the performance of particular markets. We seek out those companies growing at a faster rate than the economic growth rate of their local countries. At the same time, we strive to maintain a risk level no higher than that of the overall international stock market through broad diversification in a variety of markets.


--------------------------------------------------------------------------------
 NASDAQ SYMBOL
--------------------------------------------------------------------------------

                      Class A                      SBIEX
                      Class B                      SBIBX
                      Class L                      SBICX


--------------------------------------------------------------------------------
 WHAT'S INSIDE
--------------------------------------------------------------------------------

A Message from the Chairman................................................   1

Shareholder Letter.........................................................   2

Historical Performance.....................................................   5

International Equity Portfolio
at a Glance................................................................   8

Schedule of Investments....................................................   9

Statement of Assets and Liabilities........................................  12

Statement of Operations....................................................  13

Statements of Changes in Net Assets........................................  14

Notes to Financial Statements..............................................  15

Financial Highlights.......................................................  22

--------------------------------------------------------------------------------
A Message from the Chairman
--------------------------------------------------------------------------------

                                                               [PHOTO]

                                                               HEATH B. MCLENDON

                                                               Chairman

Dear Shareholder:

The investment scene is always changing but never have we witnessed so many factors which have greatly impacted the world's financial markets and investors' decisions. The world's financial markets are converging and the flow of funds into a myriad of investment choices has increased rapidly year after year, largely contributing to the rapid growth of prosperity on a global scale.

While these remarkable events have positive implications for the creation and growth of personal wealth, these changes do not come without risks and challenges. For example, the seemingly limitless and in some cases justifiable enthusiasm for new technologies and the companies that are developing them has resulted in a historic rise in their share prices to often unsustainable valuations.

Financial markets worldwide are currently undergoing the difficult process of correcting the overvaluation of the share prices of many technology companies. Meanwhile, the shares of many substantial and what are deemed to be "progressive" companies have underperformed relative to the market to the disappointment of many investors and investment professionals.

In our opinion, the ongoing surge in trading volumes has overwhelmed the traditional market-making systems. As a result, few market makers (one who maintains firm bid and offer prices for a given security) are willing to commit the necessary capital to balance order flow. As a consequence, the market has been characterized by a dramatic increase in volatility. As a result, daily stock price swings are now the rule rather than the exception.

Numerous events shaping the world's financial markets require a sound perspective by investors -- a balance between accepting the "new" rules without forgetting the valuable lessons of the past and keeping a vigilant eye towards the future. We here at SSB Citi Asset Management seek to offer our clients the benefits of our professional expertise in challenging market conditions.

In volatile and unpredictable markets, we think the values of active management will become more apparent in the days ahead. Thank you for your continued confidence in our investment approach.

Sincerely,



/s/ Heath B. McLendon

Heath B. McLendon
Chairman

May 17, 2000


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 1

--------------------------------------------------------------------------------
International Equity Portfolio
--------------------------------------------------------------------------------

Portfolio Managers

Jeffrey J. Russell is a Managing Director of Salomon Smith Barney. Prior to joining the firm in 1990, he worked for Drexel Burnham Lambert. Mr. Russell holds an undergraduate degree from Massachusetts Institute of Technology and an M.B.A. from the University of Pennsylvania's Wharton School of Finance.

                                                         [PHOTO]

                                                         JEFFREY J. RUSSELL, CFA

                                                         Vice President


James B. Conheady has more than 35 years experience managing international and global equity portfolios. He has been with the International Equity team since its formation in 1968 at Drexel Burnham Lambert and moved to Salomon Smith Barney in 1990.
Mr. Conheady holds a B.S.S. degree from Georgetown University.

                                                               [PHOTO]

                                                               JAMES B. CONHEADY

                                                               Vice President


Dear Shareholder:
We are pleased to provide the semi-annual report for the Smith Barney International Equity Portfolio ("Portfolio") for the six months ended April 30, 2000. In this report, we have summarized the period's prevailing economic and market conditions and outlined our portfolio strategy. We hope you find this report to be useful and informative.


Special Notice
On April 7, 2000, shareholders of the Smith Barney World Funds, Inc. - International Balanced Portfolio ("Balanced Portfolio") approved a proposed reorganization in which the Smith Barney World Funds, Inc. - International Equity Portfolio ("International Portfolio") would acquire the assets of the Balanced Portfolio in exchange for shares of the International Portfolio. This merger occurred on April 14, 2000.


Performance Update
For the six months ended April 30, 2000, Class A, B and L shares of the International Equity Portfolio ("Portfolio") returned 17.10%, 16.64%, 16.58%, respectively, excluding the effects of sales charges. For the same period, the Class A, B and L shares of the Portfolio returned 11.23%, 11.64% and 14.41%, respectively, including the effects of sales charges. In comparison, the Morgan Stanley Capital International EAFE Index ("MSCI EAFE",)1 returned 6.84% for the same time period.


Investment Strategy 3
The Portfolio seeks total return on its assets from growth of capital and income. We pursue a "bottom-up"2 approach to stock investing. We look for promising companies and industries rather than trying to uncover investment opportunities based on the present or future condition of the global economy, the financial markets or the performance of particular markets. We seek companies growing at a faster rate than the economic growth rate of their local countries. At the same time, we strive to maintain a risk level no higher than that of the overall international stock market through broad diversification in a variety of markets.


1 The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE") is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. Please note that an investor cannot invest directly in an Index.

2 Bottom-up investing is a search for outstanding performance of individual stocks before considering the impact of economic trends.

3 Please note that the Portfolio's holdings are subject to change and any discussion of holdings is as of April 30, 2000. Please refer to pages nine through 11 for a complete list and percentage breakdown of the Portfolio's holdings.


--------------------------------------------------------------------------------
2                                        2000 Semi-Annual Report to Shareholders

During the past year, we have adjusted our stock positions as industry and company trends have warranted. Our common aim has been to position the Portfolio in the highest-quality growth stocks of the international marketplace, consistent with prudent investing.


Market Update
The six months ended April 30, 2000 featured very volatile global stock markets. The period began with a sharp uplift of stock markets at the end of 1999, as investors correctly anticipated a smooth "Y2K" transition. That euphoria gave way to a sharp downward move in the past two months of the period, especially in technology-oriented growth stocks, as inflation and interest rate worries have predominated.

As the period progressed, the prognosis for global economic growth improved. From many perspectives, the outlook for the global economy is the strongest witnessed in more than a decade. The United States economy has consistently surpassed forecasts, while the European resurgence and Asian recovery have set the stage for robust earnings gains in many industries. Concerns over accelerating price increases, however, have resulted in a number of interest rate increases around the world. Yet, there are few signs of the desired slowdown of U.S. growth.

The new European currency, the euro, continued to fall sharply during the period versus the U.S. dollar and Japanese yen, despite efforts to stabilize the currency. (The euro is the single currency of the European Monetary Union that was adopted by Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands, Austria, Portugal and Finland on January 1, 1999.) The currency declines reduced Portfolio returns during the period. Major capital flows out of Europe likely account for the majority of the weakness. Meanwhile, merger and acquisitions fireworks continue to color the European investment scene. Several of the telecommunications issues in the Portfolio (including some Asian securities) benefited from these developments, as the clear value of broadband capacity, value-added services and enabling technologies crystallized.

European companies across a swath of industries have embarked on merger and acquisition initiatives. Given the favorable cost of capital and deregulation of many industries, progressive managements have launched strategic alliance actions to build geographic breadth and also to achieve economies of scale. The banking, telecommunications, insurance, automotive, pharmaceutical and defense industries among others, have been affected by the consolidation trend. In our view, these mergers and acquisitions should help European managements dramatically improve the return on investment of their basic businesses.

The Asian markets have shown a range of performances in the period, with the traditionally U.S. interest rate sensitive markets (i.e. Hong Kong) suffering sharp declines recently. The Japanese stock market has corrected in sympathy with the U.S. in recent months after a strong close to 1999. Yet evidence is growing of a modest Japanese economic rebound following the contractions of the fourth calendar quarter.

Since mid-March investor choice has shifted markedly from the trio of emerging technology, media and telecommunications ("TMT") stocks to large-capitalization companies with earnings, dividends and relatively stable businesses. Preference for "defensive" stocks -- such as health care and financial services -- and value shares has occurred. (Value investing consists of identifying securities of companies that are believed to be undervalued but have good longer term business prospects.) Investors have taken profits from aggressively positioned and financed emerging growth stocks. Whether this rotation is sustainable is anyone's guess. That the spectacular rise of more speculative securities stretched as far as it did prior to the recent sharp correction is, in our opinion, a greater surprise than the speed and magnitude of recent declines.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 3

Portfolio Update
The commercial applications of the Internet and associated technologies continue to challenge many traditional businesses and sectors. Our investment strategy continues to emphasize high-quality, well-financed growth stocks across the entire capitalization spectrum. In our view, strong earnings growth and the creation of substantial new business franchises continue to be centered in the broadly defined technology sector, given the challenges facing more traditional industries. Notably, those technology stocks with substantial earnings growth have demonstrated the best support during the recent market rotation. At period-end our stock-driven asset allocation was 59% in Europe, 33% in Asia and 8% in the Americas and emerging markets.

During the period we purchased a position in Canada's BCE Emergis, 65% owned by BCE and a leader in Canadian Business-to-Business ("B2B") commerce to four vertical markets. We also purchased a position in Australia's ERG Limited, a leader in smart card technology that has won several significant public transportation system projects. Also note that the Portfolio is subject to change. Please refer to pages nine through 11 for a list of the Fund's investments.

We added Amdocs Ltd., a telecom billing and customer care software developer with supplier relationships to wireline and wireless communications entities. We also added opportunistically to existing positions in Spain's Indra Sistemas SA, the leading Iberian systems integrator, and to Energis PLC, the leading competitive broadband carrier in the U.K. In Asia, we added to our long-standing major position in Hong Kong's Hutchison Whampoa Ltd. We established positions in Japan's Sharp Corp., based on its strengths in flat-panel display technologies.

We harvested profits from several investments (such as the U.K.'s Colt Telecom and Finland's Nokia) that had reached our 5% of assets risk control limit in order to finance our purchases. We also trimmed positions in Japan's Softbank as we felt valuations had become excessive. We reduced our position in Telecom Italia Mobile. We also sold our positions in Italy's Alleanza and Hong Kong & China Gas due to sluggish earnings.

In closing, we thank you for your confidence in our investment approach. We look forward to helping you take advantage of the growing number of investment opportunities available in today's global economy.

Sincerely,


/s/ Jeffrey J. Russell           /s/ James B. Conheady

Jeffrey J. Russell               James B. Conheady
Vice President                   Vice President

May 12, 2000



--------------------------------------------------------------------------------
4                                        2000 Semi-Annual Report to Shareholders

----------------------------------------------------------------------------------------------------------------------------------
 Historical Performance -- Class A Shares
----------------------------------------------------------------------------------------------------------------------------------

                                                          Net Asset Value
                                                     -------------------------
                                                     Beginning          End            Income         Capital Gain        Total
Period Ended                                         of Period       of Period        Dividends       Distributions     Returns(1)
==================================================================================================================================
4/30/00                                              $26.75          $29.15            $0.38            $1.86           17.10%+
----------------------------------------------------------------------------------------------------------------------------------
10/31/99                                              20.39           26.75             0.00             0.00           31.19
----------------------------------------------------------------------------------------------------------------------------------
10/31/98                                              20.36           20.39             0.00             0.00            0.15
----------------------------------------------------------------------------------------------------------------------------------
10/31/97                                              18.64           20.36             0.01             0.00            9.30
----------------------------------------------------------------------------------------------------------------------------------
10/31/96                                              17.15           18.64             0.17             0.00            9.78
----------------------------------------------------------------------------------------------------------------------------------
10/31/95                                              18.79           17.15             0.12             0.10           (7.44)
----------------------------------------------------------------------------------------------------------------------------------
10/31/94++                                            18.71           18.79             0.00             0.00            0.43+
----------------------------------------------------------------------------------------------------------------------------------
12/31/93                                              12.35           18.71             0.00             0.16           52.78
----------------------------------------------------------------------------------------------------------------------------------
12/31/92                                              12.31           12.35             0.02             0.00            0.49
----------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/91                                11.94           12.31             0.00             0.00            3.10+
==================================================================================================================================
   Total                                                                               $0.70            $2.12
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Historical Performance -- Class B Shares
----------------------------------------------------------------------------------------------------------------------------------

                                                          Net Asset Value
                                                     -------------------------
                                                     Beginning          End            Income         Capital Gain        Total
Period Ended                                         of Period       of Period        Dividends       Distributions     Returns(1)
----------------------------------------------------------------------------------------------------------------------------------
4/30/00                                              $26.13          $28.56            $0.12            $1.86           16.64%+
----------------------------------------------------------------------------------------------------------------------------------
10/31/99                                              20.08           26.13             0.00             0.00           30.13
----------------------------------------------------------------------------------------------------------------------------------
10/31/98                                              20.22           20.08             0.00             0.00           (0.69)
----------------------------------------------------------------------------------------------------------------------------------
10/31/97                                              18.65           20.22             0.00             0.00            8.42
----------------------------------------------------------------------------------------------------------------------------------
10/31/96                                              17.17           18.65             0.04             0.00            8.89
----------------------------------------------------------------------------------------------------------------------------------
Inception* -- 10/31/95                                18.38           17.17             0.00             0.10           (6.00)+
==================================================================================================================================
   Total                                                                               $0.16            $1.96
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Historical Performance -- Class L Shares
----------------------------------------------------------------------------------------------------------------------------------

                                                          Net Asset Value
                                                     -------------------------
                                                     Beginning          End            Income         Capital Gain         Total
Period Ended                                         of Period       of Period        Dividends       Distributions     Returns(1)
==================================================================================================================================
4/30/00                                              $25.76          $28.11            $0.12            $1.86           16.58%+
----------------------------------------------------------------------------------------------------------------------------------
10/31/99                                              19.79           25.76             0.00             0.00           30.17
----------------------------------------------------------------------------------------------------------------------------------
10/31/98                                              19.93           19.79             0.00             0.00           (0.70)
----------------------------------------------------------------------------------------------------------------------------------
10/31/97                                              18.38           19.93             0.00             0.00            8.43
----------------------------------------------------------------------------------------------------------------------------------
10/31/96                                              16.93           18.38             0.04             0.00            8.85
----------------------------------------------------------------------------------------------------------------------------------
10/31/95                                              18.54           16.93             0.00             0.10           (8.11)
----------------------------------------------------------------------------------------------------------------------------------
10/31/94++                                            18.58           18.54             0.00             0.00           (0.22)+
----------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/93                                12.35           18.58             0.00             0.16           51.73+
==================================================================================================================================
   Total                                                                               $0.16            $2.12
==================================================================================================================================

--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 5

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                                          Net Asset Value
                                                     -------------------------
                                                     Beginning          End            Income         Capital Gain        Total
Period Ended                                         of Period       of Period        Dividends       Distributions     Returns(1)
==================================================================================================================================
4/30/00                                              $26.88          $29.23            $0.49            $1.86           17.26%+
----------------------------------------------------------------------------------------------------------------------------------
10/31/99                                              20.41           26.88             0.00             0.00           31.70
----------------------------------------------------------------------------------------------------------------------------------
10/31/98                                              20.38           20.41             0.06             0.00            0.45
----------------------------------------------------------------------------------------------------------------------------------
10/31/97                                              18.64           20.38             0.06             0.00            9.68
----------------------------------------------------------------------------------------------------------------------------------
10/31/96                                              17.13           18.64             0.21             0.00           10.19
----------------------------------------------------------------------------------------------------------------------------------
10/31/95                                              18.80           17.13             0.17             0.10           (7.11)
----------------------------------------------------------------------------------------------------------------------------------
Inception* -- 10/31/94++                              17.64           18.80             0.00             0.00            6.58+
==================================================================================================================================
   Total                                                                               $0.99            $1.96
==================================================================================================================================
----------------------------------------------------------------------------------------------------------------------------------
 Historical Performance -- Class Z Shares
----------------------------------------------------------------------------------------------------------------------------------

                                                          Net Asset Value
                                                     -------------------------
                                                     Beginning          End            Income         Capital Gain        Total
Period Ended                                         of Period       of Period        Dividends       Distributions     Returns(1)
==================================================================================================================================
4/30/00                                              $26.85          $29.20            $0.49            $1.86           17.28%+
----------------------------------------------------------------------------------------------------------------------------------
10/31/99                                              20.39           26.85             0.00             0.00           31.68
----------------------------------------------------------------------------------------------------------------------------------
10/31/98                                              20.36           20.39             0.06             0.00            0.45
----------------------------------------------------------------------------------------------------------------------------------
10/31/97                                              18.62           20.36             0.06             0.00            9.69
----------------------------------------------------------------------------------------------------------------------------------
10/31/96                                              17.12           18.62             0.21             0.00           10.13
----------------------------------------------------------------------------------------------------------------------------------
Inception*-- 10/31/95                                 18.38           17.12             0.17             0.10           (5.03)+
==================================================================================================================================
   Total                                                                               $0.99            $1.96
==================================================================================================================================
It is the Fund's policy to distribute dividends and capital gains, if any, annually.

----------------------------------------------------------------------------------------------------------------------------------
 Average Annual Total Return
----------------------------------------------------------------------------------------------------------------------------------

                                                                                Without Sales Charge(1)
                                                ----------------------------------------------------------------------------------
                                                  Class A           Class B           Class L           Class Y            Class Z
==================================================================================================================================
Six Months Ended 4/30/00+                          17.10%            16.64%            16.58%            17.26%             17.28%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30/00                                 31.89             30.87             30.79             32.32              32.30
----------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 4/30/00                           14.19             13.30             13.26             14.59              14.58
----------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 4/30/00                            12.89              N/A               N/A               N/A                N/A
----------------------------------------------------------------------------------------------------------------------------------
Inception* through 4/30/00                         12.70              9.84             13.17             11.09              11.09
==================================================================================================================================
                                                                                 With Sales Charge(2)
                                                ----------------------------------------------------------------------------------
                                                  Class A           Class B           Class L           Class Y            Class Z
==================================================================================================================================
Six Months Ended 4/30/00+                          11.23%            11.64%            14.41%            17.26%             17.28%
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30/00                                 25.29             25.87             28.50             32.32              32.30
----------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 4/30/00                           13.02             13.17             13.03             14.59              14.58
----------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 4/30/00                            12.31              N/A               N/A               N/A                N/A
----------------------------------------------------------------------------------------------------------------------------------
Inception* through 4/30/00                         12.30              9.84             13.02             11.09              11.09
==================================================================================================================================

--------------------------------------------------------------------------------
6                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                      Without Sales Charge(1)
================================================================================
Class A (4/30/90 through 4/30/00)(3)                          236.30%
--------------------------------------------------------------------------------
Class B (Inception* through 4/30/00)                           67.27
--------------------------------------------------------------------------------
Class L (Inception* through 4/30/00)                          147.43
--------------------------------------------------------------------------------
Class Y (Inception* through 4/30/00)                           85.59
--------------------------------------------------------------------------------
Class Z (Inception* through 4/30/00)                           77.98
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively. Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

(3) Performance calculations for Class A shares include the historical return information related to the Fenimore International Fund, which was the predecessor fund, for the period from February 18, 1986 through November 22, 1991.

++ For the period from January 1, 1994 to October 31, 1994, which reflects a change in the fiscal year end of the Portfolio.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B, L, Y and Z shares are November 22, 1991, November 7, 1994, January 4, 1993, June 16, 1994 and November 7, 1994, respectively.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 7

--------------------------------------------------------------------------------
International Equity Portfolio at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the
International Equity Portfolio vs. MSCI EAFE Index+

--------------------------------------------------------------------------------
                            April 1990--April 2000

                                    [GRAPH]

                           International Equity    MSCI EAFE Index
                                 Portfolio

April 30, 1990                      9,496             10,000

Oct. 1990                           9,084             10,075

Oct. 1991                          11,740             10,811

Oct. 1992                          11,944              9,416

Oct. 1993                          16,984             12,983

Oct. 1994                          18,689             14,331

Oct. 1995                          17,299             14,321

Oct. 1996                          18,991             15,869

Oct. 1997                          20,758             16,650

Oct. 1998                          20,789             18,307

Oct. 1999                          27,273             22,524

April 30, 2000                    $31,936            $24,038



+ Hypothetical illustration of $10,000 invested in Class A shares on April 30, 1990, assuming deduction of the maximum initial sales charge of 4.50% at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2000. Illustration includes historical return information related to the Fenimore International Fund, which was the predecessor fund, for the period from October 31, 1989 through November 22, 1991. The Morgan Stanley Capital International ("MSCI") EAFE Index is a composite portfolio consisting of equity total returns for the countries of Europe, Australia, New Zealand and countries in the Far East. The MSCI EAFE Index is weighted based on each company's market capitalization. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. An investor may not invest directly in an index.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


Top Ten Holdings*                                           As of April 30, 2000
--------------------------------------------------------------------------------
 1. Nokia Oyj                                                              4.7%
--------------------------------------------------------------------------------
 2. Capita Group PLC                                                       3.9
--------------------------------------------------------------------------------
 3. Serco Group PLC                                                        3.7
--------------------------------------------------------------------------------
 4. Hutchison Whampoa Ltd.                                                 3.4
--------------------------------------------------------------------------------
 5. Hays PLC                                                               3.1
--------------------------------------------------------------------------------
 6. Compass Group PLC                                                      3.1
--------------------------------------------------------------------------------
 7. Misys PLC                                                              2.9
--------------------------------------------------------------------------------
 8. Colt Telecom Group PLC                                                 2.8
--------------------------------------------------------------------------------
 9. Murata Manufacturing Co., Ltd.                                         2.8
--------------------------------------------------------------------------------
10. Vodafone AirTouch PLC                                                  2.6
--------------------------------------------------------------------------------


Investment Allocation*                                      As of April 30, 2000
--------------------------------------------------------------------------------

                                    [GRAPH]

                     Africa/Middle East              2.4%
                     Asia/Pacific                   32.8%
                     Australia                       0.9%
                     The Americas                    5.0%
                     Europe                         58.6%

* As a percentage of total investments.

--------------------------------------------------------------------------------
8                                        2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                               April 30, 2000
--------------------------------------------------------------------------------

   SHARES                            SECURITY                          VALUE
================================================================================
STOCKS -- 99.7%

Australia -- 0.9%
3,000,000   ERG Ltd.                                                $14,266,543
--------------------------------------------------------------------------------
Canada -- 3.6%
  137,700   BCE Emergis Inc.+                                         6,663,353
  150,000   C-MAC Industries Inc.+                                    7,592,630
5,212,000   Celestica Inc.+                                          28,492,408
  600,000   The Toronto Dominion Bank                                13,869,204
--------------------------------------------------------------------------------
                                                                     56,617,595
--------------------------------------------------------------------------------
Finland -- 4.8%
1,316,000   Nokia Oyj                                                74,518,736
   70,200   Stonesoft Oyj+                                            1,311,455
--------------------------------------------------------------------------------
                                                                     75,830,191
--------------------------------------------------------------------------------
France -- 4.8%
  173,050   Axa                                                      25,721,028
  390,000   Credit Lyonnais++                                        15,229,238
   74,261   FI System++                                               4,134,897
   80,330   Groupe Danone++                                          17,605,793
  201,400   Sidel SA++                                               12,627,304
--------------------------------------------------------------------------------
                                                                     75,318,260
--------------------------------------------------------------------------------
Germany -- 3.0%
   35,000   Aixtron AG                                                9,122,141
   40,000   Allianz AG                                               15,054,724
   27,065   SAP AG++                                                 15,698,900
   30,000   SAP AG ADR                                                1,473,750
  294,300   Stinnes AG+                                               6,262,387
--------------------------------------------------------------------------------
                                                                     47,611,902
--------------------------------------------------------------------------------
Hong Kong -- 6.2%
1,289,524   HSBC Holdings PLC                                        14,403,095
3,664,000   Hutchison Whampoa Ltd.                                   53,389,822
4,244,000   Li & Fung Ltd.                                           16,400,196
1,613,000   Sun Hung Kai Properties Ltd.                             12,787,288
   26,956   Sunevision Holdings Ltd.+                                    35,125
--------------------------------------------------------------------------------
                                                                     97,015,526
--------------------------------------------------------------------------------
India -- 0.1%
   20,000   The India Magnum Fund                                       830,000
--------------------------------------------------------------------------------
Ireland -- 5.6%
2,271,060   Bank of Ireland                                          15,356,611
        4   CRH PLC+                                                         64
1,411,976   Grafton Group PLC                                        29,273,286
3,516,063   Independent News & Media PLC                             28,132,862
1,579,402   Irish Continental Group PLC                              14,968,861
       84   Irish Life & Permanent PLC                                      423
--------------------------------------------------------------------------------
                                                                     87,732,107
--------------------------------------------------------------------------------
Israel -- 0.9%
  150,000   Amdocs Ltd.+++                                           10,153,125
   55,000   BATM Advanced Communications Ltd.                         3,915,907
--------------------------------------------------------------------------------
                                                                     14,069,032
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                 9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   April 30, 2000
--------------------------------------------------------------------------------

  SHARES                           SECURITY                            VALUE
================================================================================
Italy -- 1.5%
2,490,000   Telecom Italia Mobile S.p.A.++                         $ 23,837,359
--------------------------------------------------------------------------------
Japan -- 21.7%
  617,000   Canon, Inc.                                              28,202,453
  737,000   Hosiden Corp.++                                          34,369,466
   26,000   JAFCO Co., Ltd.++                                         4,570,899
      296   Japan Telecom Co., Ltd.                                  15,063,613
  160,000   Matsushita Communication Industrial Co., Ltd.++          25,078,880
  226,000   Murata Manufacturing Co., Ltd.                           43,913,949
    2,030   NTT Data Communication Corp.++                           27,047,884
   51,000   Seven-Eleven Japan Co., Ltd.                              6,276,198
1,240,000   Sharp Corp.                                              23,922,276
  120,600   SOFTBANK CORP.++                                         29,682,721
  203,600   Sony Corp. -- New+                                       23,548,461
  203,600   Sony Corp.++                                             23,378,912
  880,000   Terumo Corp.                                             26,625,955
1,100,000   Tostem Corp.++                                           16,193,384
  100,000   Trend Micro Inc.                                         14,989,590
--------------------------------------------------------------------------------
                                                                    342,864,641
--------------------------------------------------------------------------------
Mexico -- 1.4%
10,118,800  Wal-Mart de Mexico SA de CV+                             21,552,232
--------------------------------------------------------------------------------
Netherlands -- 0.2%
    1,854   Aalberts Industries N.V.                                     33,875
   60,000   United Pan-Europe Communication N.V.+                     2,188,768
   44,700   VIA NET.WORKS, Inc.+                                        806,557
--------------------------------------------------------------------------------
                                                                      3,029,200
--------------------------------------------------------------------------------
Norway -- 3.0%
  400,000   Petroleum Geo-Services ASA+                               6,500,000
  465,000   Tandberg Television ASA+                                  4,209,791
1,798,400   Tomra Systems ASA++                                      37,186,096
--------------------------------------------------------------------------------
                                                                     47,895,887
--------------------------------------------------------------------------------
Singapore -- 4.8%
1,145,000   DelGro Corp. Ltd.                                         2,816,399
1,355,000   Singapore Press Holdings Ltd.                            26,504,832
8,062,500   Singapore Technologies Engineering Ltd.                  11,332,357
2,396,952   United Overseas Bank Foreign Ltd.                        16,704,965
1,607,000   Venture Manufacturing (Singapore) Ltd.                   18,822,841
--------------------------------------------------------------------------------
                                                                     76,181,394
--------------------------------------------------------------------------------
South Africa -- 1.5%
  207,000   Anglo American Platinum Corp. Ltd.                        5,007,449
2,800,868   Dimension Data Holdings Ltd.++                           18,384,633
--------------------------------------------------------------------------------
                                                                     23,392,082
--------------------------------------------------------------------------------
Spain -- 3.8%
1,231,000   Amadeus Global Travel Distribution SA -- Class A+++      15,256,668
  860,000   Indra Sistemas SA++                                      20,243,500
  221,500   Superdiplo SA+++                                          3,169,102
  949,420   Telefonica SA+++                                         21,180,321
--------------------------------------------------------------------------------
                                                                     59,849,591
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   April 30, 2000
--------------------------------------------------------------------------------

  SHARES                             SECURITY                          VALUE
================================================================================
Sweden -- 2.0%
   17,000   Enea Data AB                                           $  2,998,213
  511,000   Framtidsfabriken AB+++                                    8,390,149
  750,000   Securitas AB++                                           19,434,827
--------------------------------------------------------------------------------
                                                                     30,823,189
--------------------------------------------------------------------------------
Switzerland -- 2.7%
  777,000   Mettler-Toledo International Inc.+                       26,806,500
    1,500   Roche Holding AG                                         15,701,830
--------------------------------------------------------------------------------
                                                                     42,508,330
--------------------------------------------------------------------------------
United States -- 0.0%
    4,224   Telefonica SA ADR                                           279,840
--------------------------------------------------------------------------------
United Kingdom -- 27.2%
2,376,800   Capita Group PLC                                         61,255,432
1,008,500   Colt Telecom Group PLC+                                  44,170,993
3,383,700   Compass Group PLC                                        48,659,286
  200,000   Energis PLC+                                              9,920,822
  326,000   Filtronic PLC                                             8,901,669
  712,000   Guardian IT PLC                                          14,344,505
7,044,200   Hays PLC                                                 48,941,020
2,151,500   Invensys                                                 10,411,407
3,922,347   Misys PLC                                                45,234,716
7,939,200   Serco Group PLC                                          57,768,097
6,042,545   TeleWest Communications PLC+                             37,206,858
  498,000   365 Corp. PLC+                                            1,083,184
8,968,515   Vodafone AirTouch PLC                                    41,189,547
--------------------------------------------------------------------------------
                                                                    429,087,536
--------------------------------------------------------------------------------
Venezuela -- 0.0%
    7,140   Republic of Venezuela Warrants, Expire 4/15/20                   --
--------------------------------------------------------------------------------
            TOTAL STOCKS
            (Cost -- $826,626,890)                                1,570,592,437
================================================================================

   FACE
  AMOUNT                             SECURITY                          VALUE
================================================================================
REPURCHASE AGREEMENT -- 0.3%
$5,500,000  CIBC Wood Gundy Securities Inc., 5.600% due 5/1/00;
              due 5/1/00; Proceeds at maturity -- $5,502,567;
              (Fully collateralized by U.S. Treasury Notes,
              4.625% due 11/30/00; Market value -- $5,610,596)
              (Cost -- $5,500,000)                                    5,500,000
================================================================================
            TOTAL INVESTMENTS -- 100%
            (Cost -- $832,126,890*)                              $1,576,092,437
================================================================================

+   Non-income producing.
++  All or a portion of this security is on loan (See Note 9).
*   Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                11

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                   April 30, 2000
--------------------------------------------------------------------------------
ASSETS:
    Investments -- Cost                                          $  832,126,890
    Foreign currency -- Cost                                                846
--------------------------------------------------------------------------------
    Investments -- Value                                         $1,576,092,437
    Foreign currency -- Value                                               846
    Cash                                                             86,130,516
    Collateral for securities on loan (Note 9)                      215,814,549
    Receivable for Fund shares sold                                  10,800,702
    Receivable for securities sold                                    7,639,318
    Dividends and interest receivable                                 2,649,183
--------------------------------------------------------------------------------
    Total Assets                                                  1,899,127,551
--------------------------------------------------------------------------------
LIABILITIES:
    Payable for securities on loan (Note 9)                         215,814,549
    Payable for Fund shares purchased                                85,183,936
    Payable for securities purchased                                 17,020,883
    Management fees payable                                           1,082,303
    Distribution fees payable                                           876,955
    Payable for open forward foreign currency contracts (Note 4)        108,098
    Accrued expenses                                                  1,059,202
--------------------------------------------------------------------------------
    Total Liabilities                                               321,145,926
--------------------------------------------------------------------------------
Total Net Assets                                                 $1,577,981,625
================================================================================
NET ASSETS:
    Par value of capital shares                                        $ 54,523
    Capital paid in excess of par value                             658,149,710
    Overdistributed net investment income                           (17,909,034)
    Accumulated net realized gain
     from security transactions and foreign currencies              194,456,194
    Net unrealized appreciation
     of investments and foreign currencies                          743,230,232
--------------------------------------------------------------------------------
Total Net Assets                                                 $1,577,981,625
================================================================================
Shares Outstanding:
    Class A                                                          18,397,926
    ----------------------------------------------------------------------------
    Class B                                                           8,590,041
    ----------------------------------------------------------------------------
    Class L                                                           7,358,152
    ----------------------------------------------------------------------------
    Class Y                                                          14,301,805
    ----------------------------------------------------------------------------
    Class Z                                                           5,874,777
    ----------------------------------------------------------------------------

Net Asset Value:
    Class A (and redemption price)                                       $29.15
    ----------------------------------------------------------------------------
    Class B*                                                             $28.56
    ----------------------------------------------------------------------------
    Class L**                                                            $28.11
    ----------------------------------------------------------------------------
    Class Y (and redemption price)                                       $29.23
    ----------------------------------------------------------------------------
    Class Z (and redemption price)                                       $29.20
    ----------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
    Class A (net asset value plus 5.26% of net asset value per share)    $30.68
    ----------------------------------------------------------------------------
    Class L (net asset value plus 1.01% of net asset value per share)    $28.39
================================================================================

 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC for the Portfolio if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)      For the Six Months Ended April 30, 2000
--------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends                                                       $ 5,908,870
    Interest                                                          2,471,332
    Less: Foreign withholding tax                                      (798,195)
--------------------------------------------------------------------------------
    Total Investment Income                                           7,582,007
--------------------------------------------------------------------------------
EXPENSES:
    Management fees (Note 2)                                          7,247,883
    Distribution fees (Note 2)                                        3,135,931
    Shareholder and system servicing fees                               668,388
    Custody                                                             285,927
    Shareholder communications                                           54,441
    Audit and legal                                                      35,803
    Registration fees                                                    32,321
    Directors' fees                                                      12,927
    Other                                                                 4,422
--------------------------------------------------------------------------------
    Total Expenses                                                   11,478,043
--------------------------------------------------------------------------------
Net Investment Loss                                                  (3,896,036)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTES 3 AND 4):
    Realized Gain (Loss) From:
     Security transactions                                          195,137,577
     Foreign currency transactions                                     (297,964)
--------------------------------------------------------------------------------
    Net Realized Gain                                               194,839,613
--------------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation                         138,623,418
--------------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                      333,463,031
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $329,566,995
================================================================================




                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                13

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2000 (unaudited) and for the Year Ended October 31, 1999

                                                                     2000                 1999
====================================================================================================
OPERATIONS:
    Net investment loss                                       $    (3,896,036)     $    (3,339,566)
    Net realized gain                                             194,839,613          127,118,653
    Increase in net unrealized appreciation                       138,623,418          266,998,258
---------------------------------------------------------------------------------------------------
    Increase in Net Assets From Operations                        329,566,995          390,777,345
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                         (17,893,769)                  --
    Net realized gains                                            (95,651,963)                  --
---------------------------------------------------------------------------------------------------
    Decrease in Net Assets From
     Distributions to Shareholders                               (113,545,732)                  --
---------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
    Net proceeds from sale of shares                            7,872,182,113        7,522,591,959
    Net asset value of shares issued in connection with
     the transfer of the Smith Barney World Funds --
     International Balanced Portfolio Net Assets (Note 10)         13,062,062                   --
    Net asset value of shares issued for
     reinvestment of dividends                                     81,854,129                   --
    Cost of shares reacquired                                  (8,072,964,607)      (7,683,231,190)
---------------------------------------------------------------------------------------------------
    Decrease in Net Assets From
     Fund Share Transactions                                     (105,866,303)        (160,639,231)
---------------------------------------------------------------------------------------------------
Increase in Net Assets                                            110,154,960          230,138,114

NET ASSETS:
    Beginning of period                                         1,467,826,665        1,237,688,551
---------------------------------------------------------------------------------------------------
    End of period*                                            $ 1,577,981,625      $ 1,467,826,665
===================================================================================================
* Includes undistributed (overdistributed) net investment
   income of:                                                    $(17,909,034)          $4,178,735
===================================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The International Equity Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney World Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company and consists of this Portfolio and four other separate investment portfolios: Emerging Markets, European, Global Government Bond and Pacific Portfolios. The financial statements and financial highlights for the other portfolios are presented in a separate shareholder report.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales price was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence; (g) direct expenses are charged to each Portfolio and each class; management fees and general Fund expenses are allocated on the basis of relative net assets; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the accounting records of each Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 1999, reclassifications were made to the capital accounts of the Portfolio to reflect permanent book/tax differences and income and gains available for distributions under tax regulations. Net investment income, net realized gains and net assets were not affected by these changes; (k) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Portfolio from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.



--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                15

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

In addition, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. The Portfolio pays SSBC a management fee calculated at an annual rate of 0.85% of the average daily net assets. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), formerly known as Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended April 30, 2000, the Portfolio paid transfer agent fees of $459,221 to CFTC.

CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

SSB acts as the primary broker for its portfolio agency transactions. For the six months ended April 30, 2000, SSB received total brokerage commissions of $100,989.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a CDSC of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase. Thereafter this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares that equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2000, CDSCs received by SSB were approximately:

                                                 Class A    Class B    Class L
--------------------------------------------------------------------------------
CDSCs                                             $2,000    $112,000    $19,000
--------------------------------------------------------------------------------


For the six months ended April 30, 2000, sales charges received by SSB and CFBDS were approximately:

                                                            Class A    Class L
--------------------------------------------------------------------------------
Sales Charges                                             $1,163,000   $233,000
--------------------------------------------------------------------------------


Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class shares. The Portfolio pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets for each respective class. For the six months ended April 30, 2000, total Distribution Plan fees incurred were:

                                            Class A       Class B      Class L
--------------------------------------------------------------------------------
Distribution Plan Fees                      $811,284    $1,249,572    $1,075,075
--------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of SSB.



--------------------------------------------------------------------------------
16                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Investments

During the six months ended April 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $255,887,524
--------------------------------------------------------------------------------
Sales                                                               369,651,241
================================================================================

At April 30, 2000, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $794,605,214
Gross unrealized depreciation                                       (50,639,667)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $743,965,547
================================================================================


4. Forward Foreign Currency Contracts

At April 30, 2000, the Portfolio had open forward foreign currency contracts as described below. The Portfolio bears the market risk that arises from changes in foreign currency exchange rates. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

                                    Local      Market    Settlement   Unrealized
Foreign Currency                  Currency      Value       Date         Loss
================================================================================
To Sell:
Euro                                60,165    $ 54,802     5/3/00     $     (46)
--------------------------------------------------------------------------------
To Buy:
Canadian Dollar                    988,026     668,760     5/1/00        (1,892)
Euro                             8,337,578   7,706,423     5/2/00      (106,160)
--------------------------------------------------------------------------------
                                                                       (108,052)
--------------------------------------------------------------------------------
Net Unrealized Loss on Forward
  Foreign Currency Contracts                                          $(108,098)
================================================================================


5. Option Contracts

Premiums paid when put or call options are purchased by the Portfolio represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the amount of the premium originally paid. When the Portfolio exercises a call option, the cost of the security that the Portfolio purchases upon exercise will be increased by the premium originally paid.

At April 30, 2000, the Portfolio had no open purchased call or put options.



--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                17

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended April 30, 2000, the Portfolio did not write any options.


6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2000, the Portfolio had no open futures contracts.


7. Concentration of Risk

The Portfolios' investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.



--------------------------------------------------------------------------------
18                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

8. Capital Loss Carryforwards

At October 31, 1999, the Portfolio had, for Federal income tax purposes, approximately $338,000 of capital loss carryforwards available to offset future realized gains before expiration in 2007. To the extent that these carryforward losses are used to offset gains, it is probable that the gains so offset will not be distributed.

9. Lending of Portfolio Securities

The Portfolio has an agreement with their custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers, and other financial organizations. Fees earned by the Portfolio on securities lending are recorded as interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Custodian establishes and maintains the collateral in segregated accounts.

The Portfolio maintains exposure for the risk of any loss in the investment of amounts received as collateral.

At April 30, 2000, the Portfolio had loaned common stocks and bonds which were collateralized by cash and securities. The market value for the securities on loan for the portfolio was $211,873,585.

At April 30, 2000, the cash collateral received for these securities on loan was invested as follows:

Security Description                                                   Value
================================================================================
Time Deposits:
  Abbey National London, 6.08% due 5/2/00                          $ 10,890,593
  ABN Amro Bank London, 6.08% due 5/2/00                             10,890,593
  Allied Irish London, 6.08% due 5/2/00                              10,890,593
  Banco Bilbao Viz Argentaria, Milan, 6.08% due 5/2/00               10,890,593
  Banco Santander CHSA-London, 6.06% due 5/1/00                      10,890,593
  Bayerische Landesbank, London, 6.08% due 5/2/00                    10,890,593
  Bayrische Hypo-Und Vereinsbk, GC, 6.06% due 5/1/00                 10,890,593
  Caisse De Depots Et Consign, Paris, 6.06% due 5/1/00               10,890,593
  Commerzbank AG, Frankfurt, 6.08% due 5/2/00                        10,890,593
  Credit Commerciale London, 6.12% due 5/2/00                        10,890,593
  Credit Communal De Belgique, 6.06% due 5/1/00                      10,890,593
  Dresdner Bank, 6.08% due 5/1/00                                    10,890,593
  Fortis Bank, London, 6.08% due 5/2/00                              10,890,593
  Halifax PLC, 6.08% due 5/2/00                                      10,890,593
  National Bank of Australia-London, 6.08% due 5/2/00                10,890,593
  Rabobank, London, 6.08% due 5/2/00                                 10,890,593
  Societe Generale, 6.09% due 5/2/00                                 10,890,593
  Toronto Dominion-London, 6.08% due 5/2/00                          10,890,593
  UniBank G.C., 6.06% due 5/1/00                                      5,648,648
  Union Bank of Switzerland, G.C., 6.06% due 5/1/00                   3,244,634
  Westdeutsche Landesbank, London, 6.06% due 5/1/00                  10,890,593
--------------------------------------------------------------------------------
Total                                                              $215,814,549
================================================================================

In addition to the above noted cash collateral, the Portfolio received securities collateral with a market value of $7,336,917.

Interest income earned by the Portfolio from securities loaned for the six months ended April 30, 2000 was $313,833.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------
10. Transfer of Net Assets

On April 14, 2000, the International Equity Portfolio acquired the assets and certain liabilities of the Smith Barney World Funds, Inc. - International Balanced Portfolio ("International Balanced Portfolio") pursuant to a plan of reorganization approved by International Balanced Portfolio shareholders on April 7, 2000. Total shares issued by the International Equity Portfolio and the total net assets of the International Balanced Portfolio and the International Equity Portfolio on the date of the transfer were as follows:

                                                        Shares Issued              Total Net Assets             Total Net Assets
                                                           by the                       of the                       of the
                                                    International Equity        International Balanced        International Equity
Acquired Portfolio                                        Portfolio                    Portfolio                    Portfolio
==================================================================================================================================
International Balanced Portfolio                           461,226                    $13,062,062                $1,471,355,620
==================================================================================================================================

The total net assets of the International Balanced Portfolio before acquisition included unrealized appreciation of $3,204,052. Total net assets of the International Equity Portfolio immediately after the transfer were $1,484,417,682. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.


11. Capital Shares

At April 30, 2000, the Fund had one billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical legal interest in a Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At April 30, 2000, total paid-in capital amounted to the following for the
Portfolio:

                                        Class A             Class B            Class L            Class Y              Class Z
==================================================================================================================================
Total Paid-in Capital                    $39,519,680        $137,307,063       $110,017,845       $266,803,586        $104,556,059
==================================================================================================================================

--------------------------------------------------------------------------------
20                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------
Transactions in shares of each class were as follows:

                                                         Six Months Ended                                   Year Ended
                                                          April 30, 2000                                 October 31, 1999
                                             ------------------------------------------     ----------------------------------------

                                                  Shares                  Amount                 Shares                  Amount
====================================================================================================================================
Class A
Shares sold                                    222,670,146            $6,911,046,034           277,740,518         $ 6,465,343,447
Shares issued on reinvestment                    1,253,215                37,608,998                    --                      --
Net asset value of shares issued
   in connection with the transfer of
   Smith Barney World Funds Inc.
   International Balanced Portfolio's
   Net Assets                                      279,948                 8,012,794                    --                      --
Shares reacquired                             (228,163,710)           (7,150,361,462)         (277,604,093)         (6,489,021,477)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                         (3,960,401)           $ (193,693,636)              136,425         $   (23,678,030)
===================================================================================================================================
Class B
Shares sold                                      7,646,524            $  232,961,506            13,558,032         $   306,708,150
Shares issued on reinvestment                      485,099                14,305,559                    --                      --
Net asset value of shares issued
   in connection with the transfer of
   Smith Barney World Funds Inc.
   International Balanced Portfolio's
   Net Assets                                      101,172                 2,837,024                    --                      --
Shares reacquired                               (7,298,533)             (224,869,231)          (14,915,091)           (339,020,342)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            934,262            $   25,234,858            (1,357,059)        $   (32,312,192)
===================================================================================================================================
Class L
Shares sold                                     22,028,387            $  664,532,676            30,608,093         $   691,468,417
Shares issued on reinvestment                      419,640                12,182,159                    --                      --
Net asset value of shares issued
   in connection with the transfer of
   Smith Barney World Funds Inc.
   International Balanced Portfolio's
   Net Assets                                       80,106                 2,212,244                    --                      --
Shares reacquired                              (22,090,671)             (671,266,452)          (31,396,364)           (712,272,205)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            437,462            $    7,660,627              (788,271)        $   (20,803,788)
===================================================================================================================================
Class Y
Shares sold                                      1,167,257            $   36,688,108             1,660,086         $    38,367,414
Shares issued on reinvestment                      192,780                 5,794,976                    --                      --
Shares reacquired                                 (238,453)              (10,253,054)           (4,840,726)           (107,071,746)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                          1,121,584            $   32,230,030            (3,180,640)        $   (68,704,332)
===================================================================================================================================
Class Z
Shares sold                                        854,626            $   26,953,789               905,454         $    20,704,531
Shares issued on reinvestment                      398,350                11,962,437                    --                      --
Shares reacquired                                 (488,140)              (16,214,408)           (1,538,727)            (35,845,420)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            764,836            $   22,701,818              (633,273)        $   (15,140,889)
===================================================================================================================================


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                21

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

Class A Shares                                   2000(1)        1999(2)        1998(2)       1997(2)        1996(2)       1995
===================================================================================================================================
Net Asset Value, Beginning of Period             $26.75         $20.39         $20.36        $18.64         $17.15         $18.79
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)                   (0.05)         (0.03)            --         (0.04)          0.01           0.08*
   Net realized and unrealized gain (loss)         4.69           6.39           0.03          1.77           1.65          (1.50)
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                4.64           6.36           0.03          1.73           1.66          (1.42)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(3)                       (0.38)            --             --         (0.01)         (0.17)         (0.12)
   Net realized gains                             (1.86)            --             --            --             --          (0.10)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (2.24)            --             --         (0.01)         (0.17)         (0.22)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $29.15         $26.75         $20.39        $20.36         $18.64         $17.15
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      17.10%++       31.19%          0.15%         9.30%          9.78%         (7.44)%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $536,225       $598,043       $453,029      $464,796       $513,870       $489,533
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(4)                                     1.23%+         1.28%          1.28%         1.31%          1.35%          1.36%
   Net investment income (loss)                   (0.18)+        (0.13)          0.00         (0.18)          0.17           0.50
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              16%            31%            25%           35%            46%            42%
===================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(4) During the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class A would have been 1.29% and 1.28%, respectively.
 *  Includes realized gains and losses from foreign currency transactions.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


--------------------------------------------------------------------------------
22                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

Class B Shares                                  2000(1)        1999(2)        1998(2)       1997(2)        1996(2)        1995(3)
===================================================================================================================================
Net Asset Value, Beginning of Period            $26.13         $20.08         $20.22        $18.65         $17.17         $18.38
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)                  (0.14)         (0.23)         (0.18)        (0.20)         (0.08)          0.06*
   Net realized and unrealized gain (loss)        4.55           6.28           0.04          1.77           1.60          (1.17)
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               4.41           6.05          (0.14)         1.57           1.52          (1.11)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(4)                      (0.12)            --             --            --          (0.04)            --
   Net realized gains                            (1.86)            --             --            --             --          (0.10)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (1.98)            --             --            --          (0.04)         (0.10)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $28.56         $26.13         $20.08        $20.22         $18.65         $17.17
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                     16.64%++       30.13%         (0.69)%        8.42%          8.89%         (6.00)%++
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $245,309       $200,071       $180,980      $231,148       $212,294       $126,171
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(5)                                    2.04%+         2.08%          2.09%         2.11%          2.11%          2.13%+
   Net investment income (loss)                  (1.06)+        (1.01)         (0.84)        (0.95)         (0.58)          0.34+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             16%            31%            25%           35%            46%            42%
===================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from November 7, 1994 (inception date) to October 31, 1995.
(4) Distributions from net investment income included short-term capital gains, if any, for Federal income tax purposes.
(5) During the year ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class B would have been 2.04% and 2.04% (annualized), respectively.
 *  Includes realized gains and losses from foreign currency transactions.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                23

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

Class L Shares                                   2000(1)        1999(2)       1998(2)(3)     1997(2)        1996(2)        1995(4)
====================================================================================================================================
Net Asset Value, Beginning of Period              $25.76         $19.79         $19.93        $18.38         $16.93         $18.54
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                             (0.14)         (0.22)         (0.17)        (0.22)         (0.13)         (0.06)*
   Net realized and unrealized gain (loss)          4.47           6.19           0.03          1.77           1.62          (1.45)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 4.33           5.97          (0.14)         1.55           1.49          (1.51)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(5)                        (0.12)            --             --            --          (0.04)            --
   Net realized gains                              (1.86)            --             --            --             --          (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (1.98)            --             --            --          (0.04)         (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $28.11         $25.76         $19.79        $19.93         $18.38         $16.93
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                       16.58%++       30.17%         (0.70)%        8.43%          8.85%         (8.11)%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $206,842       $178,259       $152,569      $200,849       $229,514       $240,090
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(6)                                      2.04%+         2.07%          2.07%         2.12%          2.15%          2.16%
   Net investment loss                             (1.05)+        (0.98)         (0.81)        (0.97)         (0.63)         (0.34)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               16%            31%            25%           35%            46%            42%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
(4) On November 7, 1994, Class B shares were renamed Class C shares.
(5) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(6) During the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class L would have been 2.09% and 2.08%, respectively.
 *  Includes realized gains and losses from foreign currency transactions.
 ++ Total return is not annualized as it may not be representative of the total return for the year.
 +  Annualized.


--------------------------------------------------------------------------------
24                                       2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

Class Y Shares                                  2000(1)        1999(2)        1998(2)       1997(2)        1996(2)        1995(3)
===================================================================================================================================
Net Asset Value, Beginning of Period             $26.88         $20.41         $20.38        $18.64         $17.13         $18.80
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                           0.01           0.03           0.08          0.04           0.18           0.10*
   Net realized and unrealized gain (loss)         4.69           6.44           0.01          1.76           1.54          (1.50)
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                4.70           6.47           0.09          1.80           1.72          (1.40)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(4)                       (0.49)         --             (0.06)        (0.06)         (0.21)         (0.17)
   Net realized gains                             (1.86)         --             --            --             --             (0.10)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (2.35)         --             (0.06)        (0.06)         (0.21)         (0.27)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $29.23         $26.88         $20.41        $20.38         $18.64         $17.13
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      17.26%++       31.70%          0.45%         9.68%         10.19%         (7.11)%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $418,070       $354,242       $333,979      $301,852       $200,427        $97,132
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(5)                                     0.91%+         0.92%          0.91%         0.94%          0.96%          1.06%
   Net investment income                           0.06+          0.14           0.37          0.23           0.56           0.91
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              16%            31%            25%           35%            46%            42%
===================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On November 7, 1994, the Class D shares were renamed Class Y shares.
(4) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(5) During the years ended October 31, 1996 and October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class Y would have been 0.90% and 0.98%, respectively.
 *  Includes realized gains and losses from foreign currency transactions.
 ++ Total return is not annualized as it may not be representative of the total return for the year.
 +  Annualized.


--------------------------------------------------------------------------------
Smith Barney World Funds, Inc.                                                25

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each year ended October 31, except where noted:

Class Z Shares                                 2000(1)        1999(2)        1998(2)       1997(2)        1996(2)        1995(3)
====================================================================================================================================
Net Asset Value, Beginning of Period            $26.85         $20.39         $20.36        $18.62         $17.12         $18.38
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.01           0.04           0.08          0.05           0.14           0.13*
   Net realized and unrealized gain (loss)        4.69           6.42           0.01          1.75           1.57          (1.12)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               4.70           6.46           0.09          1.80           1.71          (0.99)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income(4)                      (0.49)         --             (0.06)        (0.06)         (0.21)         (0.17)
   Net realized gains                            (1.86)         --             --            --             --             (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (2.35)         --             (0.06)        (0.06)         (0.21)         (0.27)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $29.20         $26.85         $20.39        $20.36         $18.62         $17.12
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                     17.28%++       31.68%          0.45%         9.69%         10.13%         (5.03)%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $171,536       $137,212       $117,132      $131,709       $119,408        $94,387
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(5)                                    0.91%+         0.92%          0.92%         0.94%          0.97%          1.10%+
   Net investment income                          0.06+          0.16           0.36          0.22           0.55           1.06+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             16%            31%            25%           35%            46%            42%
====================================================================================================================================

(1) For the six months ended April 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from November 7, 1994 (inception date) to October 31, 1995.
(4) Distributions from net investment income include short-term capital gains, if any, for Federal income tax purposes.
(5) During the years ended October 31, 1996 and the period ended October 31, 1995, the Portfolio had earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the expense ratios for Class Z would have been 0.91% and 1.02% (annualized), respectively.
 *  Includes realized gains and losses from foreign currency transactions.
 ++ Total return is not annualized as it may not be representative of the total return for the year.
 +  Annualized.


--------------------------------------------------------------------------------
26                                       2000 Semi-Annual Report to Shareholders

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

Smith Barney
World Funds, Inc.


Directors
Victor Atkins
Abraham E. Cohen
Robert A. Frankel
Michael Gellert
Rainer Greeven
Susan M. Heilbron
Heath B. McLendon, Chairman


Officers
Maurits E. Edersheim
Chairman of the Fund
& Advisory Director

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

James B. Conheady
Vice President

Jeffrey J. Russell
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary


Investment Manager and Administrator
SSB Citi Fund Management LLC


Distributor
CFBDS, Inc.


Custodian
Chase Manhattan Bank


Transfer Agent
Citi Fiduciary Trust Company
388 Greenwich Street
22nd Floor
New York, New York 10013


Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699


This report is submitted for the general information of shareholders of Smith Barney World Fund, Inc. -- International Equity Portfolio but it may also be used as sales literature when preceded or accompanied by a current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

[LOGO OF SALOMON SMITH BARNEY]


Smith Barney
World Funds, Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds

FD01934 6/00